  PROSPECTUS                                                 January 22, 1996

  EVERGREEN(SM) STATE SPECIFIC TAX-FREE FUNDS       (Evergreen Tree Logo)

  EVERGREEN FLORIDA MUNICIPAL BOND FUND
  EVERGREEN GEORGIA MUNICIPAL BOND FUND
  EVERGREEN NEW JERSEY TAX-FREE INCOME FUND
  EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN VIRGINIA MUNICIPAL BOND FUND
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
  CLASS A SHARES
  CLASS B SHARES
           The Evergreen State Specific Tax-Free Funds (the "Funds") are designed to provide investors with current income exempt from Federal income tax and certain state income tax. This Prospectus provides information regarding the Class A and Class B shares offered by the Funds. Each Fund is, or is a series of, an open-end, non-diversified, management investment company except for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND which is diversified. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Funds and certain other funds in the Evergreen group of mutual funds dated January 22, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 807-2940. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISKS.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND WILL INVEST AT LEAST 65% OF THE VALUE OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES CONSISTING OF HIGH YIELD (I.E., HIGH RISK), MEDIUM, LOWER RATED AND UNRATED BONDS. SUCH SECURITIES ARE COMMONLY CALLED JUNK BONDS AND ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL THAN HIGHER RATED SECURITIES. LOWER QUALITY SECURITIES INVOLVE A GREATER RISK OF DEFAULT AND, CONSEQUENTLY, SHARES OF THE EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND ARE SPECULATIVE SECURITIES.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        6
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                13
         Investment Practices and Restrictions             16
MANAGEMENT OF THE FUNDS
         Investment Adviser                                21
         Distribution Plans and Agreements                 22
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 24
         How to Redeem Shares                              26
         Exchange Privilege                                27
         Shareholder Services                              27
         Effect of Banking Laws                            28
OTHER INFORMATION
         Dividends, Distributions and Taxes                28
         General Information                               30
APPENDIX
         Florida Risk Considerations                       32

                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to Evergreen State Specific Tax-Free Funds which include: EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.
       EVERGREEN FLORIDA MUNICIPAL BOND FUND (formerly First Union Florida Municipal Bond Portfolio, successor to ABT Florida Tax-Free Fund) seeks current income exempt from federal income tax consistent with preservation of capital. In addition, the Fund intends to qualify as an investment exempt from the Florida state intangibles tax.
       EVERGREEN GEORGIA MUNICIPAL BOND FUND (formerly First Union Georgia Municipal Bond Portfolio) seeks current income exempt from federal income tax and Georgia state income tax, consistent with preservation of capital.
       EVERGREEN NEW JERSEY TAX-FREE INCOME FUND (formerly FFB New Jersey Tax-Free Income Fund) seeks a high level of income, exempt from federal and New Jersey personal income taxes.
       EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND (formerly First Union North Carolina Municipal Bond Portfolio) seeks current income exempt from federal income tax and North Carolina state income tax, consistent with preservation of capital. In addition, the Fund intends to qualify as an investment substantially exempt from the North Carolina intangible personal property tax.
       EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND (formerly First Union South Carolina Municipal Bond Portfolio seeks current income exempt from federal income tax and South Carolina state income tax.
       EVERGREEN VIRGINIA MUNICIPAL BOND FUND (formerly First Union Virginia Municipal Bond Portfolio) seeks current income exempt from federal income tax and Virginia state income tax, consistent with preservation of capital.
       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND (successor to ABT Florida High Income Municipal Bond Fund) seeks to provide a high level of current income exempt from federal income tax. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in municipal securities consisting of high yield (i.e., high risk), medium, lower rated and unrated bonds.
       THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in Class A and Class B Shares of a Fund. For further information see "Purchase and Redemption of Fund Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES                                Class A Shares                  Class B Shares
Maximum Sales Charge Imposed on Purchases                            4.75%                           None
(as a % of offering price)
Sales Charge on Dividend Reinvestments                               None                            None
Contingent Deferred Sales Charge (as a % of original purchase        None        5% during the first year, 4% during the
price or redemption proceeds, whichever is lower)                                second year, 3% during the third and fourth
                                                                                 years, 2% during the fifth year, 1% during
                                                                                 the sixth and seventh years and 0% after the
                                                                                 seventh year
Redemption Fee                                                       None                            None
Exchange Fee                                                         None                            None

       The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to each Class of Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return and (ii) redemption at the end of each period and, additionally for Class B shares, no redemption at the end of each period.
       In the following examples (i) the expenses for Class A Shares assume deduction of the maximum 4.75% sales charge at the time of purchase, (ii) the expenses for Class B Shares assume deduction at the time of redemption (if applicable) of the maximum contingent deferred sales charge applicable for that time period, and (iii) the expenses for Class B Shares reflect the conversion to Class A Shares eight years after purchase (years eight through ten, therefore, reflect Class A expenses).

EVERGREEN FLORIDA MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                 EXPENSES                                     at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees(a)            .30%       .30%
                                                 After 1 Year                 $  53      $  66        $ 16
12b-1 Fees(b)                 .06%       .75%
                                                 After 3 Years                $  66      $  79        $ 49
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $  80      $ 104        $ 84
Other Expenses                .25%       .25%
                                                 After 10 Years               $ 120      $ 147        $147
Total                         .61%      1.55%

EVERGREEN GEORGIA MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                 EXPENSES                                     at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%       .50%
                                                 After 1 Year                 $  60      $  70        $ 20
12b-1 Fees(b)                 .25%       .75%
                                                 After 3 Years                $  85      $  93        $ 63
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 113      $ 128        $108
Other Expenses(c)             .50%       .50%
                                                 After 10 Years               $ 191      $ 204        $204
Total                        1.25%      2.00%

EVERGREEN NEW JERSEY TAX-FREE INCOME FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                 EXPENSES                                     at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%       .50%
                                                 After 1 Year                 $  53      $  70        $ 20
12b-1 Fees (b)                .25%       .75%
                                                 After 3 Years                $  83      $  91        $ 61
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 110      $ 125        $105
Other Expenses                .44%       .44%
                                                 After 10 Years               $ 185      $ 202        $202
Total                        1.19%      1.99%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                 EXPENSES                                     at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%
                                         .50%    After 1 Year                 $  60      $  70        $ 20
12b-1 Fees(b)                 .25%       .75%
                                                 After 3 Years                $  85      $  93        $ 63
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 113      $ 128        $108
Other Expenses                .50%       .50%
                                                 After 10 Years               $ 191      $ 204        $204
Total                        1.25%      2.00%

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                 EXPENSES                                     at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%       .50%
                                                 After 1 Year                 $  60      $  70        $ 20
12b-1 Fees(b)                 .25%       .75%
                                                 After 3 Years                $  85      $  93        $ 63
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 113      $ 128        $108
Other Expenses(c)             .50%       .50%
                                                 After 10 Years               $ 191      $ 204        $204
Total                        1.25%      2.00%

EVERGREEN VIRGINIA MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                 EXPENSES                                     at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%       .50%
                                                 After 1 Year                 $  60      $  70        $ 20
12b-1 Fees(b)                 .25%       .75%
                                                 After 3 Years                $  85      $  93        $ 63
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 113      $ 128        $108
Other Expenses(c)             .50%       .50%
                                                 After 10 Years               $ 191      $ 204        $204
Total                        1.25%      2.00%

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                 EXPENSES                                     at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees(a)            .30%       .30%
                                                 After 1 Year                 $  58      $  68        $ 18
12b-1 Fees(b)                 .25%      1.00%
                                                 After 3 Years                $  80      $  87        $ 57
Other Expenses                .52%       .52%
                                                 After 5 Years                $ 104      $ 119        $ 99
                                                 After 10 Years               $ 172      $ 185        $185
Total                        1.07%      1.82%

(a) CMG has agreed to limit the Management Fee charged to EVERGREEN FLORIDA MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND to .30 of 1% of average net assets until July 7, 1996.
From time to time each Fund's adviser may, at its discretion, reduce or waive its fees or reimburse these Funds for certain of their other expenses in order to reduce their expense ratios. Each Fund's adviser may cease these voluntary waivers and reimbursements at any time.
(b) Class A Shares can pay up to .75 of 1% of average annual net assets as a 12b-1 Fee. For the forseeable future, the Class A Shares 12b-1 Fees will be limited to .25 of 1% of average annual net assets. For Class B Shares of EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, a portion of the 12b-1 Fees equivalent to .25 of 1% of average annual assets will be shareholder servicing-related. Distribution-related 12b-1 Fees will be limited to .75 of 1% of average annual assets as permitted under the rules of the National Association of Securities Dealers, Inc.

    EVERGREEN FLORIDA MUNICIPAL BOND FUND will not pay 12b-1 Fees to the extent that the effect of such payment would be to cause the Fund's ratio of expenses to average net assets for Class A Shares to exceed .61 of 1% through July 1, 1996.
                                       4

       The estimated annual operating expenses and examples do not reflect fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses for Class A and B Shares net of fee waivers and expense reimbursements for the fiscal period ended August 31, 1995 or February 28, 1995, as applicable were as follows:

                                                                                     CLASS A    CLASS B
EVERGREEN FLORIDA MUNICIPAL BOND FUND                                                 .82%       1.44%
EVERGREEN GEORGIA MUNICIPAL BOND FUND                                                 .71%       1.46%
EVERGREEN NEW JERSEY TAX-FREE INCOME FUND                                             .38%         N/A
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND                                          .92%       1.67%
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND                                          .53%       1.28%
EVERGREEN VIRGINIA MUNICIPAL BOND FUND                                                .72%       1.47%
EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND                                     1.07%        N/A

(c) Reflects agreements by CMG to limit aggregate operating expenses (including the investment advisory fees, but excluding interest, taxes, brokerage commissions, Rule 12b-1 Fees, shareholder servicing fees and extraordinary expenses) of EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND to 1% of average net assets for the foreseeable future. Absent such agreements, the estimated annual operating expenses for the Funds would be as follows:

                                                                                     CLASS A    CLASS B
EVERGREEN GEORGIA MUNICIPAL BOND FUND                                                 2.83%      3.58%
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND                                          6.50%      7.25%
EVERGREEN VIRGINIA MUNICIPAL BOND FUND                                                3.83%      4.58%

       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for its most recent fiscal period. Such expenses have been restated to reflect current fee arrangements and in the case of Funds that did not offer all of the above-referenced Classes of shares during such periods, the amounts set forth in the tables are based on the expenses incurred by the Classes which were offered. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds." As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
                                       5

                             FINANCIAL HIGHLIGHTS(stacked plus signs)
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for EVERGREEN FLORIDA MUNICIPAL BOND FUND for the fiscal period ended August 31, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for each of the years in the four-year period ended April 30, 1995 was audited by Tait, Weller & Baker, the Fund's prior independent auditors. The information in the tables for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND for each of the years in the two-year period ended February 28, 1995 has been audited by KPMG Peat Marwick LLP. The Fund's current independent auditors. The information in the tables for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND for each of the periods from July 16, 1991 (commencement of operations) through February 28, 1993 has been audited by Price Waterhouse LLP, the Fund's prior independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for the fiscal period ended August 31, 1995 has been audited by Price Waterhouse LLP, the Fund's current independent auditors. The information in the tables for each of the years in the two-year period ended April 30, 1995 and for the period June 17, 1992 (commencement of operations) through April 30, 1993 was audited by Tait, Weller & Baker, the Fund's prior independent auditors. A report of KPMG Peat Marwick LLP, Price Waterhouse LLP or Tait, Weller & Baker, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about each Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge. EVERGREEN FLORIDA MUNICIPAL BOND FUND(stacked plus signs)

                                                                           CLASS A SHARES
                                             FOUR                                                                 MAY 11,
                                            MONTHS                                                                 1988*
                                            ENDED                                                                 THROUGH
                                          AUGUST 31,                    YEAR ENDED APRIL 30,                     APRIL 30,
                                            1995#       1995      1994      1993      1992     1991      1990      1989
PER SHARE DATA:
Net asset value, beginning of period.....     $9.61      $9.52     $9.95     $9.35     $9.21    $8.80    $9.09      $8.82
Income (loss) from investment operations:
Net investment income....................       .25        .54       .56       .56       .61      .66      .58        .47
Net realized and unrealized gain (loss)
 on investments..........................       .22        .11      (.36)      .67       .22      .43     (.24)       .22
 Total from investment operations........       .47        .65       .20      1.23       .83     1.09      .34        .69
Less distributions to shareholders from:
Net investment income....................      (.25)      (.54)     (.56)     (.56)     (.61)    (.68)    (.59)      (.42)
Distributions in excess of net investment
 income..................................      (.03)        --        --        --        --       --       --         --
Net realized gains.......................      (.06)      (.02)     (.07)     (.07)     (.04)      --     (.04)        --
Paid-in capital..........................        --         --        --        --      (.04)      --       --         --
 Total distributions.....................      (.34)      (.56)     (.63)     (.63)     (.69)    (.68)    (.63)      (.42)
 Net asset value, end of period..........     $9.74      $9.61     $9.52     $9.95     $9.35    $9.21    $8.80      $9.09
TOTAL RETURN+............................      4.2%       7.1%      1.9%     13.6%      9.3%    12.9%     3.7%       9.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)................................  $136,449   $168,542  $199,612  $198,286  $147,996  $75,791   $7,286       $717
Ratios to average net assets:
 Expenses................................      .82%++**     .61%     .56%     .58%      .41%**    .10%**   .10%**     .30%**++
 Net investment income...................     4.89%++**    5.73%    5.37%    5.66%     6.12%**   6.55%**  6.15%**    5.30%**++
Portfolio turnover rate..................       29%        53%       32%       24%       24%      66%      82%         2%
                                            CLASS B    CLASS Y
                                            SHARES     SHARES
                                           JUNE 30,   JUNE 30,
                                             1995*      1995*
                                            THROUGH    THROUGH
                                            AUGUST     AUGUST
                                              31,        31,
                                             1995#      1995#
PER SHARE DATA:
Net asset value, beginning of period.....     $9.67      $9.67
Income (loss) from investment operations:
Net investment income....................       .07        .09
Net realized and unrealized gain (loss)
 on investments..........................       .10        .10
 Total from investment operations........       .17        .19
Less distributions to shareholders from:
Net investment income....................      (.07)      (.09)
Distributions in excess of net investment
 income..................................      (.03)      (.03)
Net realized gains.......................        --         --
Paid-in capital..........................        --         --
 Total distributions.....................      (.10)      (.12)
 Net asset value, end of period..........     $9.74      $9.74
TOTAL RETURN+............................      1.5%       1.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)................................   $27,351    $ 3,602
Ratios to average net assets:
 Expenses................................     1.44%++     .59%++
 Net investment income...................     3.22%++    4.93%++
Portfolio turnover rate..................       29%        29%

#  The Fund changed its fiscal year-end from April 30 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                                       CLASS A SHARES
                                                                                                               MAY 11, 1988*
                                                                  FOUR MONTHS                                     THROUGH
                                                                     ENDED           YEAR ENDED APRIL 30,        APRIL 30,
                                                                AUGUST 31, 1995#    1992     1991     1990         1989
Expenses.....................................................         1.05%          .68%     .88%    5.14%        20.40%
Net investment income (loss).................................         4.66%         5.85%    5.77%    1.01%       (14.80%)

(stacked plus signs) On June 30, 1995, ABT Florida Tax-Free Fund sold its net assets to First Union Florida Municipal Bond Portfolio
   which was subsequently renamed Evergreen Florida Municipal Bond Fund.
   ABT Florida Tax-Free Fund was the
   accounting survivor in the combination. Accordingly, the information stated in the above table prior to the combination reflects the results of ABT Florida Tax-Free Fund. The net asset values per share and related per share data have been restated to reflect the conversion of shares.
                                       6

EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS A, B, AND Y SHARES

                                          CLASS A SHARES                             CLASS B SHARES
                                                            JULY 2,                                    JULY 2,        CLASS Y
                                                             1993*                                      1993*         SHARES
                             EIGHT MONTHS    YEAR ENDED     THROUGH     EIGHT MONTHS    YEAR ENDED     THROUGH     EIGHT MONTHS
                             ENDED AUGUST   DECEMBER 31,  DECEMBER 31,  ENDED AUGUST   DECEMBER 31,  DECEMBER 31,  ENDED AUGUST
                               31, 1995#        1994          1993        31, 1995#        1994          1993        31, 1995#
PER SHARE DATA:
Net asset value, beginning
 of period..................      $8.74        $10.19        $10.00        $  8.74         $10.19       $10.00        $  8.74
Income (loss) from
 investment operations:
Net investment income.......        .33           .48           .20            .28            .43          .18            .35
Net realized and unrealized
 gain (loss) on
 investments................        .73         (1.45)          .19            .73          (1.45)         .19            .73
 Total from investment
   operations...............       1.06          (.97)          .39           1.01          (1.02)         .37           1.08
Less distributions to
 shareholders from:
Net investment income.......       (.33)         (.48)         (.20)          (.28)          (.43)        (.18)          (.35)
Net asset value, end of
 period.....................      $9.47         $8.74        $10.19          $9.47          $8.74       $10.19        $  9.47
TOTAL RETURN+...............      12.3%         (9.6%)         4.0%          11.7%         (10.2%)        3.7%          12.5%
RATIOS & SUPPLEMENTAL DATA:
 Net assets, end of period
   (000's omitted)..........     $2,098        $1,387          $817         $7,538         $6,912       $3,692         $1,339
Ratios to average net
 assets:
 Expenses **................       .71%++        .53%          .25%++        1.46%++        1.13%         .75%++          46%++
 Net investment income **...      5.39%++       5.26%         4.71%++        4.64%++        4.66%        4.15%++        5.64%++
Portfolio turnover rate.....        91%          147%           15%            91%           147%          15%            91%

                                CLASS Y
                                SHARES
                              FEBRUARY 28,
                              1994* THROUGH
                              DECEMBER 31,
                                  1994
PER SHARE DATA:
Net asset value, beginning
 of period..................       $9.83
Income (loss) from
 investment operations:
Net investment income.......         .42
Net realized and unrealized
 gain (loss) on
 investments................       (1.09)
 Total from investment
   operations...............        (.67)
Less distributions to
 shareholders from:
Net investment income.......        (.42)
Net asset value, end of
 period.....................       $8.74
TOTAL RETURN+...............       (6.9%)
RATIOS & SUPPLEMENTAL DATA:
 Net assets, end of period
   (000's omitted)..........        $284
Ratios to average net
 assets:
 Expenses **................        .31%++
 Net investment income **...       5.68%++
Portfolio turnover rate.....        147%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                         CLASS A SHARES                             CLASS B SHARES
                                                           JULY 2,                                    JULY 2,        CLASS Y
                                                            1993*                                      1993*         SHARES
                            EIGHT MONTHS    YEAR ENDED     THROUGH     EIGHT MONTHS    YEAR ENDED     THROUGH     EIGHT MONTHS
                            ENDED AUGUST   DECEMBER 31,  DECEMBER 31,  ENDED AUGUST   DECEMBER 31,  DECEMBER 31,  ENDED AUGUST
                              31, 1995#        1994          1993        31, 1995#        1994          1993        31, 1995#
Expense....................     2.83%          3.61%         6.82%         3.58%          4.21%         7.32%         2.58%
Net investment income
 (loss)....................     3.27%          2.18%        (1.86%)        2.52%          1.58%        (2.42%)        3.52%

                              CLASS Y
                               SHARES
                             FEBRUARY 28,
                                1994*
                               THROUGH
                             DECEMBER 31,
                                 1994
Expense....................      3.39%
Net investment income
 (loss)....................      2.60%

EVERGREEN NEW JERSEY TAX-FREE INCOME FUND

                                                                                             CLASS A
                                                                         SIX MONTHS
                                                                            ENDED
                                                                       AUGUST 31, 1995         YEAR ENDED FEBRUARY 28,
                                                                         (UNAUDITED)        1995        1994        1993
PER SHARE DATA:
Net asset value, beginning of period...............................         $10.53          $10.99      $11.01      $10.22
Income (loss) from investment operations:
Net investment income..............................................            .28             .57         .60         .63
Net realized and unrealized gain (loss) on investments.............            .22            (.46)       (.02)        .79
 Total from investment operations..................................            .50             .11         .58        1.42
Less distributions to shareholders from net investment income......           (.28)           (.57)       (.60)       (.63)
Net asset value, end of period.....................................         $10.75          $10.53      $10.99      $11.01
TOTAL RETURN+......................................................           4.8%            1.4%        5.3%       14.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........................        $35,469         $34,852     $42,783     $30,863
Ratios to average net assets:
 Expenses **.......................................................           .38%++          .25%        .14%        .00%
 Net investment income **..........................................          5.20%++         5.52%       5.31%       5.97%
Portfolio turnover rate............................................             0%              8%          2%          5%

                                                                       CLASS A
                                                                     JULY 16, 1991*
                                                                        THROUGH
                                                                      FEBRUARY 29,
                                                                          1992
PER SHARE DATA:
Net asset value, beginning of period...............................       $10.00
Income (loss) from investment operations:
Net investment income..............................................          .38
Net realized and unrealized gain (loss) on investments.............          .22
 Total from investment operations..................................          .60
Less distributions to shareholders from net investment income......         (.38)
Net asset value, end of period.....................................       $10.22
TOTAL RETURN+......................................................         9.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........................      $13,129
Ratios to average net assets:
 Expenses **.......................................................         .01%++
 Net investment income **..........................................        5.89%++
Portfolio turnover rate............................................           5%

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                          CLASS A
                                                              SIX MONTHS                                          JULY 16, 1991*
                                                                 ENDED                                               THROUGH
                                                            AUGUST 31, 1995        YEAR ENDED FEBRUARY 28,         FEBRUARY 29,
                                                              (UNAUDITED)       1995        1994        1993           1992
Expenses................................................         1.08%++        1.04%       1.05%       1.16%          1.20%
Net investment income...................................         4.50%++        4.73%       4.40%       4.81%          4.70%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES

                                          CLASS A SHARES                              CLASS B SHARES                   CLASS Y
                                                          JANUARY 11,                                 JANUARY 11,      SHARES
                            EIGHT MONTHS    YEAR ENDED   1993* THROUGH  EIGHT MONTHS    YEAR ENDED   1993* THROUGH  EIGHT MONTHS
                            ENDED AUGUST   DECEMBER 31,  DECEMBER 31,   ENDED AUGUST   DECEMBER 31,  DECEMBER 31,   ENDED AUGUST
                              31, 1995#        1994          1993         31, 1995#        1994          1993         31, 1995#
PER SHARE DATA:
Net asset value, beginning
 of period.................      $9.16         $10.61        $10.00          $9.16         $10.61        $10.00          $9.16
Income (loss) from
 investment operations:
Net investment income......        .33            .49           .46            .28            .44           .42            .35
Net realized and unrealized
 gain (loss) on
 investments...............        .79          (1.45)          .64            .79          (1.45)          .64            .79
 Total from investment
   operations..............       1.12           (.96)         1.10           1.07          (1.01)         1.06           1.14
Less distributions to
 shareholders from:
Net investment income......       (.33)          (.49)         (.46)          (.28)          (.44)         (.42)          (.35)
Net realized gains.........         --             --          (.03)            --             --          (.03)            --
 Total distributions.......       (.33)          (.49)         (.49)          (.28)          (.44)         (.45)          (.35)
Net asset value, end of
 period....................      $9.95          $9.16        $10.61          $9.95          $9.16        $10.61          $9.95
TOTAL RETURN+..............      12.3%          (9.1%)        11.3%          11.8%          (9.6%)        10.8%          12.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)...........     $8,279         $7,979       $12,739        $49,040       $ 44,616       $45,168         $1,005
Ratios to average net
 assets:
 Expenses **...............        92%++         .79%          .32%++        1.67%++        1.37%          .79%++         .67%++
 Net investment income **..      5.09%++        5.11%         4.91%++        4.34%++        4.53%         4.47%++        5.34%++
Portfolio turnover rate....       117%           126%           57%           117%           126%           57%           117%

                                CLASS Y
                                SHARES
                              FEBRUARY 28,
                             1994* THROUGH
                              DECEMBER 31,
                                  1994
PER SHARE DATA:
Net asset value, beginning
 of period.................       $10.31
Income (loss) from
 investment operations:
Net investment income......          .43
Net realized and unrealized
 gain (loss) on
 investments...............        (1.15)
 Total from investment
   operations..............         (.72)
Less distributions to
 shareholders from:
Net investment income......         (.43)
Net realized gains.........           --
 Total distributions.......         (.43)
Net asset value, end of
 period....................        $9.16
TOTAL RETURN+..............        (7.0%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)...........         $642
Ratios to average net
 assets:
 Expenses **...............         .59%++
 Net investment income **..        5.58%++
Portfolio turnover rate....         126%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                        CLASS A SHARES                               CLASS B SHARES                    CLASS Y
                                                        JANUARY 11,                                  JANUARY 11,       SHARES
                          EIGHT MONTHS    YEAR ENDED   1993* THROUGH   EIGHT MONTHS    YEAR ENDED   1993* THROUGH   EIGHT MONTHS
                          ENDED AUGUST   DECEMBER 31,   DECEMBER 31,   ENDED AUGUST   DECEMBER 31,   DECEMBER 31,   ENDED AUGUST
                            31, 1995#        1994           1993         31, 1995#        1994           1993         31, 1995#
Expenses.................     1.27%          1.18%          1.25%          2.02%          1.76%          1.74%          1.02%
Net investment income....     4.74%          4.72%          3.98%          3.99%          4.14%          3.52%          4.99%

                             CLASS Y
                             SHARES
                            FEBRUARY 28,
                           1994* THROUGH
                            DECEMBER 31,
                                1994
Expenses.................        .98%
Net investment income....       5.19%

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES

                                                   CLASS A SHARES                     CLASS B SHARES               CLASS Y
                                                             JANUARY 3,                         JANUARY 3,          SHARES
                                           EIGHT MONTHS     1994* THROUGH     EIGHT MONTHS     1994* THROUGH     EIGHT MONTHS
                                           ENDED AUGUST     DECEMBER 31,      ENDED AUGUST     DECEMBER 31,      ENDED AUGUST
                                            31, 1995#           1994           31, 1995#           1994           31, 1995#
PER SHARE DATA:
Net asset value, beginning of period...        $8.62            $10.00            $8.62            $10.00            $8.62
Income (loss) from investment
 operations:
Net investment income..................          .34               .46              .29               .41              .35
Net realized and unrealized gain (loss)
 on investments........................          .97             (1.38)             .97             (1.38)             .97
 Total from investment operations......         1.31              (.92)            1.26              (.97)            1.32
Less distributions to shareholders
 from:
Net investment income..................         (.34)             (.46)            (.29)             (.41)            (.35)
Net asset value, end of period.........        $9.59             $8.62            $9.59             $8.62            $9.59
TOTAL RETURN+..........................        15.4%             (9.3%)           14.8%             (9.8%)           15.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)..............................         $610              $312           $3,542            $2,456           $1,673
Ratios to average net assets:
 Expenses **...........................         .53%++            .25%++          1.28%++            .87%++           .28%++
 Net investment income **..............        5.41%++           5.57%++          4.66%++           4.88%++          5.66%++
Portfolio turnover rate................          66%               23%              66%               23%              66%

                                           CLASS Y
                                           SHARES
                                         FEBRUARY 28,
                                         1994* THROUGH
                                         DECEMBER 31,
                                             1994
PER SHARE DATA:
Net asset value, beginning of period...       $9.74
Income (loss) from investment
 operations:
Net investment income..................         .43
Net realized and unrealized gain (loss)
 on investments........................       (1.12)
 Total from investment operations......        (.69)
Less distributions to shareholders
 from:
Net investment income..................        (.43)
Net asset value, end of period.........       $8.62
TOTAL RETURN+..........................       (7.1%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)..............................         $92
Ratios to average net assets:
 Expenses **...........................        .00%++
 Net investment income **..............       5.92%++
Portfolio turnover rate................         23%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                 CLASS A SHARES                      CLASS B SHARES                CLASS Y
                                                            JANUARY 3,                          JANUARY 3,          SHARES
                                         EIGHT MONTHS         1994*          EIGHT MONTHS         1994*          EIGHT MONTHS
                                            ENDED            THROUGH            ENDED            THROUGH            ENDED
                                          AUGUST 31,       DECEMBER 31,       AUGUST 31,       DECEMBER 31,       AUGUST 31,
                                            1995#              1994             1995#              1994             1995#
Expenses.............................        6.50%            10.71%             7.25%            11.33%             6.25%
Net investment loss..................        (.56%)           (4.89%)           (1.31%)           (5.58%)            (.31%)

                                       CLASS Y SHARES
                                        FEBRUARY 28,
                                           1994*
                                          THROUGH
                                        DECEMBER 31,
                                            1994
Expenses.............................      10.46%
Net investment loss..................      (4.54%)

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES

                                      CLASS A SHARES                             CLASS B SHARES                   CLASS Y
                                                        JULY 2,                                    JULY 2,        SHARES
                         EIGHT MONTHS                    1993*      EIGHT MONTHS                    1993*      EIGHT MONTHS
                             ENDED       YEAR ENDED     THROUGH         ENDED       YEAR ENDED     THROUGH         ENDED
                          AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,
                             1995#          1994          1993          1995#          1994          1993          1995#
PER SHARE DATA
Net asset value,
 beginning of period....      $8.85        $10.19        $10.00          $8.85        $10.19        $10.00          $8.85
Income (loss) from
 investment operations:
Net investment income...        .33           .47           .20            .28           .42           .17            .34
Net realized and
 unrealized gain (loss)
 on investments.........        .82         (1.34)          .19            .82         (1.34)          .19            .82
 Total from investment
   operations...........       1.15          (.87)          .39           1.10          (.92)          .36           1.16
Less distributions to
 shareholders from:
Net investment income...       (.33)         (.47)         (.20)          (.28)         (.42)         (.17)          (.34)
Net asset value, end of
 period.................      $9.67         $8.85        $10.19          $9.67         $8.85        $10.19          $9.67
TOTAL RETURN+...........      13.1%         (8.6%)         3.9%          12.5%         (9.1%)         3.7%          13.3%
RATIOS & SUPPLEMENTAL
 DATA
Net assets, end of
 period (000's
 omitted)...............    $ 1,984        $1,606        $1,306        $ 5,803        $3,817        $2,235           $965
Ratios to average net
 assets:
 Expenses **............       .72%++        .53%          .25%++        1.47%++       1.12%          .75%++         .47%++
 Net investment
   income **............      5.17%++       5.11%         4.64%++        4.42%++       4.54%         4.25%++        5.42%++
Portfolio turnover
 rate...................        87%           59%            0%            87%           59%            0%            87%

                           CLASS Y SHARES
                          FEBRUARY 28, 1994*
                               THROUGH
                          DECEMBER 31, 1994
PER SHARE DATA
Net asset value,
 beginning of period....          $9.83
Income (loss) from
 investment operations:
Net investment income...            .41
Net realized and
 unrealized gain (loss)
 on investments...........         (.98)
 Total from investment
   operations...........           (.57)
Less distributions to
 shareholders from:
Net investment income...           (.41)
Net asset value, end of
 period.................          $8.85
TOTAL RETURN+...........          (5.8%)
RATIOS & SUPPLEMENTAL
 DATA
Net assets, end of
 period (000's
 omitted)...............           $344
Ratios to average net
 assets:
 Expenses **............           .28%++
 Net investment
   income **............          5.54%++
Portfolio turnover
 rate...................            59%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                         CLASS A SHARES                             CLASS B SHARES                   CLASS Y
                                                           JULY 2,                                    JULY 2,        SHARES
                            EIGHT MONTHS                    1993*      EIGHT MONTHS                    1993*      EIGHT MONTHS
                                ENDED       YEAR ENDED     THROUGH         ENDED       YEAR ENDED     THROUGH         ENDED
                             AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,
                                1995#          1994          1993          1995#          1994          1993          1995#
Expenses...................     3.83%          5.14%         7.75%         4.58%          5.73%         8.25%         3.58%
Net investment income
 (loss)....................     2.06%           .50%        (2.86%)        1.31%          (.07%)       (3.25%)        2.31%

                              CLASS Y
                              SHARES
                             FEBRUARY 28,
                                1994*
                               THROUGH
                             DECEMBER 31,
                                 1994
Expenses...................      4.89%
Net investment income
 (loss)....................       .93%

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS A AND Y SHARES

                                                                                     CLASS A SHARES #
                                                                  FOUR MONTHS
                                                                     ENDED            YEAR ENDED             JUNE 17,
                                                                  AUGUST 31,           APRIL 30,           1992* THROUGH
                                                                     1995          1995        1994       APRIL 30, 1993
PER SHARE DATA
Net asset value, beginning of period..........................       $10.16        $10.08      $10.36          $10.00
Income (loss) from investment operations:
Net investment income.........................................          .21           .65         .68             .61
Net realized and unrealized gain (loss) on investments........          .24           .08        (.26)            .39
 Total from investment operations.............................          .45           .73         .42            1.00
Less distributions to shareholders from:
Net investment income.........................................         (.21)         (.65)       (.68)           (.61)
Net realized gains............................................           --            --        (.02)           (.03)
 Total distributions..........................................         (.21)         (.65)       (.70)           (.64)
Net asset value, end of period................................       $10.40        $10.16      $10.08          $10.36
TOTAL RETURN+.................................................         4.4%          7.6%        3.3%           10.3%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted).....................      $59,551       $65,043     $72,683         $33,541
Ratios to average net assets:
 Expenses.....................................................        1.07%++**      .60%**      .14%**           .00++**
 Net investment income........................................        5.92%++**     6.52%**     6.16%**         5.92%++**
Portfolio turnover rate.......................................          14%           28%         31%             50%
                                                                CLASS B SHARES
                                                                JULY 10, 1995*
                                                                   THROUGH
                                                                  AUGUST 31,
                                                                     1995
PER SHARE DATA
Net asset value, beginning of period..........................      $10.41
Income (loss) from investment operations:
Net investment income.........................................         .08
Net realized and unrealized gain (loss) on investments........        (.01)
 Total from investment operations.............................         .07
Less distributions to shareholders from:
Net investment income.........................................        (.08)
Net realized gains............................................          --
 Total distributions..........................................        (.08)
Net asset value, end of period................................      $10.40
TOTAL RETURN+.................................................         .6%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted).....................      $3,137
Ratios to average net assets:
 Expenses.....................................................       1.09%++
 Net investment income........................................       3.40%++
Portfolio turnover rate.......................................         14%

# Effective June 30, 1995, Evergreen Florida High Income Municipal Bond Fund, a new series of the Evergreen Municipal Trust, acquired substantially all of the net assets of ABT Florida High Income Municipal Bond Fund. ABT Florida High Income Municipal Bond Fund, which had a fiscal year that ended on April 30, was the accounting survivor in the combination. Accordingly, the information above includes the results of operations of ABT Florida High Income Municipal Bond Fund prior to June 30, 1995.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales load and contingent deferred sales is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets would have been the following:

                                                                                CLASS A SHARES
                                                              FOUR MONTHS                         JUNE 17, 1992
                                                                 ENDED          YEAR ENDED           THROUGH
                                                              AUGUST 31,         APRIL 30,          APRIL 30,
                                                                 1995#        1995      1994           1993
Expenses..................................................       1.42%        1.26%     1.12%          1.12%
Net investment income.....................................       5.72%        5.86%     5.18%          4.80%

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES

EVERGREEN FLORIDA MUNICIPAL BOND FUND
EVERGREEN GEORGIA MUNICIPAL BOND FUND
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
EVERGREEN VIRGINIA MUNICIPAL BOND FUND
       The Funds seek current income exempt from federal regular income tax and, where applicable, state income taxes, consistent with preservation of capital. In addition, the EVERGREEN FLORIDA MUNICIPAL BOND FUND intends to qualify as an investment exempt from the Florida state intangibles tax. Florida does not currently tax personal income.
       Each Fund's investment objective is fundamental and cannot be changed without shareholder approval. While there is no assurance that each objective will be achieved, the Funds will endeavor to do so by following the investment policies detailed below. Unless otherwise indicated, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.
       As a matter of fundamental investment policy, which may not be changed without shareholder approval, each Fund will normally invest its assets so that at least 80% of its annual interest income is, or at least 80% of its net assets are, invested in obligations which provide interest income which is exempt from federal regular income taxes. The interest retains its tax-free status when distributed to the Funds' shareholders. In addition, at least 65% of the value of each Fund's total assets will be invested in municipal bonds of the particular state after which the Fund is named. To qualify as an investment exempt from the Florida state intangibles tax, the Evergreen Florida Municipal Bond Fund's portfolio must consist entirely of investments exempt from the Florida state intangibles tax on the last business day of the calendar year.
       Each Fund seeks to achieve its investment objective by investing principally in municipal bonds, including industrial development bonds, of its designated state. In addition, the Funds may invest in obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or their political subdivisions or agencies and instrumentalities, the interest from which is exempt from federal (regular, if applicable) income tax. It is likely that shareholders who are subject to the alternative minimum tax will be required to include interest from a portion of the municipal securities owned by a Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.
       Municipal bonds are debt obligations issued by the state or local entities to support a government's general financial needs or special projects, such as housing projects or sewer works. Municipal bonds include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations.
       The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are paid off only with the revenue generated by the project financed by the bond or other specified sources of revenue. For example, in the case of a bridge project, proceeds from the tolls would go directly to retiring the bond issue. Thus, unlike general obligation bonds, revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.
       The municipal bonds in which the Funds will invest are subject to one or more of the following quality standards: rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P") or, if unrated, are determined by the Fund's investment adviser to be of comparable quality to such ratings; insured by a municipal bond insurance company which is rated Aa by Moody's or AA by S&P; guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest; or fully collateralized by an escrow of U.S. government securities. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. However, like the higher
                                       13
rated bonds, these securities are considered to be investment grade. If any security owned by a Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or their ratings systems, the Funds will try to use comparable ratings as standards in accordance with the Funds' investment objectives. A description of the rating categories is contained in an Appendix to the Statement of Additional Information.
     The Funds may also invest in:
              participation interests in any of the above obligations. (Participation interests may be purchased from financial institutions such as commercial banks, savings and loan associations and insurance companies, and give a Fund an undivided interest in particular municipal securities.);
              variable rate municipal securities. (Variable rate securities offer interest rates which are tied to a money market rate, usually a published interest rate or interest rate index or the 91-day U.S. Treasury bill rate. Many of these securities are subject to prepayment of principal on demand by the Fund, usually in seven days or less.); and
              municipal leases as described in "Investment Practices and Restrictions", below.
       During periods when, in the opinion of the Funds investment adviser, a temporary defensive position in the market is appropriate, a Fund may temporarily invest in short-term tax-exempt or taxable investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; bank certificates of deposit; shares of other investment companies; and repurchase agreements. There are no rating requirements applicable to temporary investments. However, the Funds investment adviser will limit temporary investments to those it considers to be of comparable quality to the Funds' primary investments.
       Although the Funds are permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax, where applicable. However, certain temporary investments will generate income which is subject to state taxes. The Funds may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions", below.
EVERGREEN NEW JERSEY TAX-FREE INCOME FUND
       The objective of the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND is to seek a high level of income, exempt from federal and New Jersey personal income taxes. The Fund is available only to investors who reside in New Jersey. There is no assurance that the Fund will achieve its stated objective. The investment objective of the Fund is fundamental and so may not be changed without the approval of a majority of the Fund's shareholders.
       To attain its objective, the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND invests at least 80% of its net assets in municipal securities issued by the State of New Jersey or its counties, municipalities, authorities or other political subdivisions and municipal securities issued by territories or possessions of the United States, such as Puerto Rico, the interests on which, in the opinion of bond counsel, is exempt from federal and New Jersey personal income taxes. The Fund normally invests in intermediate and long-term municipal securities. Intermediate-term municipal securities generally mature in three to ten years. Long-term municipal securities generally mature in ten to thirty years. The Fund has no maximum or minimum maturity for any individual municipal securities, however, it will maintain a dollar-weighted average portfolio maturity of twenty years or less. If its investment adviser determines that market conditions warrant a shorter average maturity, the Fund's investments will be adjusted accordingly.
       The Fund will only purchase securities rated within the three highest rating categories by Moody's or by S&P and unrated securities of equivalent quality as determined by the investment adviser pursuant to guidelines established by the Trustees. See the Statement of Additional Information for further information in regard to ratings.
       The Fund will seek to invest substantially all of its assets in intermediate and long-term municipal securities. However, under certain circumstances, such as a temporary decline in the issuance of New Jersey obligations, the Fund may invest up to 20% of its assets in the following: short-term municipal securities issued outside of New Jersey (the income from which may be subject to New Jersey income taxes) or certain taxable fixed income securities (the income from which may be subject to federal and New Jersey personal income taxes).
                                       14

       In addition, under unusual circumstances the Fund reserves the right to invest more than 20% of its assets in securities other than New Jersey municipal securities such as taxable fixed income securities, the interest from which may be subject to Federal and New Jersey personal income taxes. In most instances, however, the Fund will seek to avoid holdings in an effort to provide income that is fully exempt from federal and New Jersey personal income taxes.
       The Fund may also invest in municipal securities issued to finance private activities, whose interest is a preference item for purposes of the Federal alternative minimum tax. Such "private activity bonds" might include industrial development bonds and securities issued to finance project such as solid waste disposal facilities, student loans or water and sewage projects. The Fund currently intends to treat "private activity bonds" as not federally tax-exempt and accordingly to limit income from "private activity bonds" to no more than 20%. See "Other Information-Dividends, Distributions and Taxes" for further information. The Fund may invest in other municipal securities and may employ additional investment strategies which are discussed in "Investment Practices and Restrictions" below.
EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND seeks to provide a high level of current income which is exempt from federal income taxes. This objective is fundamental and may not be changed without shareholder approval. The term "high-level" indicates that the Fund seeks to achieve an income level that exceeds that which an investor would expect from an investment grade portfolio with similar maturity characteristics. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND invests primarily in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated municipal securities. To varying degrees, medium and lower rated municipal securities, as well as unrated municipal securities, are considered to have speculative characteristics and are subject to greater market fluctuations and risk of loss of income and principal than higher rated securities. To the extent that an investor realizes a yield in excess of that which could be expected from a fund which invests primarily in investment grade securities, the investor should expect to bear increased risk due to the fact that the risk of principal and/or interest not being repaid with respect to the high yield securities described above is significantly greater than that which exists in connection with investment grade securities. In assessing the risk involved in purchasing medium and lower rated and unrated securities, the Fund's investment adviser will use nationally recognized statistical rating organizations such as Moody's and S&P, and will also rely heavily on credit analysis it develops internally. Under normal circumstances, the Fund's dollar-weighted average maturity generally will be fifteen years or more. However, the Fund may invest in securities of any maturity, and if the Fund's investment adviser determines that market conditions warrant a shorter average maturity, the Fund's investments will be adjusted accordingly. In pursuit of its investment objective, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND will, under normal market conditions, invest at least 65% of its total assets in such medium and lower rated municipal securities or unrated municipal securities of comparable quality to such rated municipal bonds. Investors should note that such a policy is not a fundamental policy of the Fund and shareholder approval is not necessary to change such policy. There is no assurance that EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND can achieve its investment objective.
       The Fund will not invest in municipal securities which are in default, i.e., securities rated D by S&P. Investments may also be made by EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND in higher quality municipal bonds and, for temporary defensive purposes, the Fund may invest less than 65% of its total assets in the medium and lower quality municipal securities described above. The Fund may assume a defensive position if, for example, yield spreads between lower grade and investment grade municipal bonds are narrow and the yields available on lower quality municipal securities do not justify the increased risk associated with an investment in such securities or when there is a lack of medium and lower quality issues in which to invest. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may also invest primarily in higher quality municipal obligations if its net assets are at a level that would not permit the Fund to invest in medium and lower rated municipal bonds and at the same time maintain adequate diversification and liquidity. Investing in this manner may result in yields lower than those normally associated with a fund that invests primarily in medium and lower quality municipal securities.
                                       15

       During the fiscal year ended August 31, 1995 EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S holdings had the following average credit quality characteristics:

                                 Percent of
  Rating                         Net Assets
Aaa or AAA                            5.4%
Aa or AA                            --
A                                     1.9
Baa or BBB                           18.3
Ba or BB                              8.0
Non-rated                            61.5
Total                                95.1%

       The Fund may purchase industrial development bonds only if the interest on such bonds is, in the opinion of bond counsel, exempt from federal income taxes. It is anticipated that the annual portfolio turnover rate for the Fund may exceed 100%. The Fund may invest in other municipal securities and may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions", below. Also, see the Statement of Additional Information for further information in regard to ratings.

INVESTMENT PRACTICES AND RESTRICTIONS

Risk Factors. Bond yields are dependent on several factors including market conditions, the size of an offering, the maturity of the bond, ratings of the bond and the ability of issuers to meet their obligations. There is no limit on the maturity of the bonds purchased by the Funds. Because the prices of bonds fluctuate inversely in relation to the direction of interest rates, the prices of longer term bonds fluctuate more widely in response to market interest rate changes. A Fund's concentration in securities issued by its designated state and that state's political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities.
       Although the Funds, other than EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, will not purchase securities rated below BBB by S&P or Baa by Moody's (i.e., junk bonds), the Funds are not required to dispose of securities that have been downgraded subsequent to their purchase. If the municipal obligations held by a Fund (because of adverse economic conditions in a particular state, for example) are downgraded, the Fund's concentration in securities of that state may cause the Fund to be subject to the risks inherent in holding material amounts of low-rated debt securities in its portfolio. As stated above, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND invests primarily in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated securities. Additional risk factors relating to the investment by EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated securities are discussed below.

Portfolio Turnover. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. See the Statement of Additional Information for further information regarding the practices of the Funds affecting portfolio turnover.

Non-Diversification. Each of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND is a non-diversified portfolio of an investment company and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in a Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Each of the Funds intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") which requires that at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of the total assets may be invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.
                                       16

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds' risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Funds may incur costs in disposing of the security which would increase Fund expenses. The Funds Investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date. The Funds may dispose of a commitment prior to settlement if the Funds investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

Lending Of Portfolio Securities. In order to generate additional income, the Funds may lend their portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. As a matter of fundamental investment policy, which cannot be changed without shareholder approval, the Funds will not lend any of their assets except portfolio securities up to one-third of the value of their total assets, except for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, which will only lend up to 5% of the value of its assets. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Investing In Securities Of Other Investment Companies. Each Fund may invest in the securities of other investment companies. This is a short-term measure to invest cash which has not yet been invested in other portfolio instruments and is subject to the following limitations: (1) no Fund will own more than 3% of the total outstanding voting stock of any one investment company, (2) no Fund may invest more than 5% of its total assets in any one investment company and
(3) no Fund may invest more than 10% of its total assets in investment companies in general. The Funds investment adviser will waive its investment advisory fee on assets invested in securities of other open end investment companies.

Borrowing. As a matter of fundamental policy, which may not be changed without shareholder approval, the Funds may not borrow money except as a temporary measure to facilitate redemption requests which might otherwise require the untimely disposition of portfolio investments and for extraordinary or emergency purposes, provided that the aggregate amount of such borrowings shall not exceed one-third of the value of the total net assets at the time of such borrowing.

Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Funds investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Funds investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.
                                       17

Unseasoned Issuers. The Funds will not invest more than 5% of the value of their total assets in securities of issuers (or guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.

Risk Factors Associated with Medium and Lower Rated and Unrated Municipal Obligations. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND will invest in medium and lower rated or unrated municipal securities. The market for high yield, high risk debt securities rated in the medium and lower rating categories, or which are unrated, is relatively new and its growth has paralleled a long economic expansion. Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of high yield debt securities in the Fund's portfolio, the Fund's net asset value and the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing, than would be the case if investments by the Fund were limited to higher rated securities. These circumstances also may result in a higher incidence of defaults. Yields on medium or lower-rated municipal bonds may not fully reflect the higher risks of such bonds. Therefore, the risk of a decline in market value, should interest rates increase or credit quality concerns develop, may be higher than has historically been experienced with such investments. An investment in EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may be considered more speculative than investment in shares of another fund which invests primarily in higher rated debt securities.
       Prices of high yield debt securities may be more sensitive to adverse economic changes or corporate developments than higher rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of high yield debt securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND deems it appropriate and in the best interests of its shareholders, it may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio entities.
       Because the market for medium or lower rated securities may be thinner and less active than the market for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of medium or lower rated debt securities, especially in a thinly traded market. To the extent the Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Changes in values of debt securities which the Fund owns will affect the Fund's net asset value per share. If market quotations are not readily available for the Fund's lower rated or unrated securities, these securities will be valued by a method that the Trustees believes accurately reflects fair value. Valuation becomes more difficult and judgment plays a greater role in valuing high yield debt securities than with respect to securities for which more external sources of quotations and last sale information are available.
       Special tax considerations are associated with investing in high yield debt securities structured as zero coupon or pay-in-kind securities. A Fund investing in such securities accrues income on these securities prior to the receipt of cash payments. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND must distribute substantially all of its income to shareholders to qualify for pass through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.
       While credit ratings are only one factor EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S investment adviser relies on in evaluating high yield debt securities, certain risks are associated with using credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit rating agencies may fail to change in timely manner the credit ratings to reflect subsequent events; however, the Fund's investment adviser continuously monitors the issuers of high yield debt securities in the Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. Achievement of EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S investment objective may be more dependent upon the Fund's investment adviser and the credit analysis capability of the Fund's investment adviser, than is the case for higher quality debt securities. Credit ratings for individual securities may change from
                                       18
time to time and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may retain a portfolio security whose rating has been changed. See the Statement of Additional Information for a description of bond and note ratings.

Transactions in Options and Futures. The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market or interest rate risk, and the Funds do not use these transactions for speculation or leverage. The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Funds may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.
       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.
       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.
       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may also enter into financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest rates or securities prices. A futures contract on securities is an agreement to buy or sell securities during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.
       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may sell or purchase other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying
                                       19
securities increases and to fall when the value of such securities declines. The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

Risk Characteristics Of Options And Futures. Although options and futures transactions are intended to enable the Funds to manage market or interest rate risks, these investment devices can be highly volatile, and the Funds use of them can result in poorer performance (i.e., the Funds return may be reduced). The Funds attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Funds investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Municipal lease obligations. Each Fund may purchase municipal leases, which are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment would generate tax-exempt income.

Resource recovery bonds. Each Fund may purchase resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

Zero coupon debt securities. The Funds may purchase zero coupon debt securities. These securities do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating their daily dividends, each day the Fund takes into account as income a portion of the difference between these securities' purchase price and their face value. Because they do not pay current income, the prices of zero coupon debt securities can be very volatile when interest rates change.

Securities with Put or Demand Rights. The Funds have the ability to enter into put transactions, sometimes referred to as stand-by commitments, with respect to Municipal Obligations held in their portfolio or to purchase securities which carry a demand feature or put option which permit a Fund, as holder, to tender them back to the
                                       20
issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by each Fund for all such transactions. For a detailed description of put transactions, see "Investment
Policies -- Securities with Put Rights" in the Statement of Additional Information.
       The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Funds' acquisition cost of the securities (excluding any accrued interest which the Funds paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by a Fund. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.
       A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although each Fund may sell the underlying securities to a third party at any time. The Funds expect that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, a Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggravate price paid for securities with put rights may be higher than the price that would otherwise be paid.
       A Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the Funds' Adviser, present minimal credit risks. Each Fund's investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by each Fund. A Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Funds intend to enter into put transactions solely to maintain portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

SPECIAL RISK FACTORS RELATED TO INVESTING IN MUNICIPAL SECURITIES
       It should be noted that municipal securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within New Jersey may from time to time have a correspondingly adverse effect on specific issuers within New Jersey or on anticipated revenue to the State itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.
       The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates. In general, the value of bonds tends to appreciate when interest rates decline and depreciate when interest rates rise. An expanded discussion of the risks associated with the purchase of securities issued in certain states is contained in the Statement of Additional Information.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER
       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established. The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is headquartered in Charlotte, North Carolina, and had $96.7 billion in consolidated assets as of December 31, 1995. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses through offices in 36 states. CMG manages or otherwise oversees the investment of over $36 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust (formerly known as First Union
                                       21

Funds). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.
       CMG manages investments and supervises the daily business affairs of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of the average daily net assets of each Fund, other than EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, from which it is entitled to receive an annual fee equal to .60 of 1% of average daily net assets and EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, from which it is entitled to receive an annual fee based on the average daily net assets of the Fund calculated as follows: up to $500 million -- .50 of 1%; in excess of $500 million up to $1 billion -- .45 of 1%;
in excess of $1 billion up to $1.5 billion -- .35 of 1%. The total annualized operating expenses of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for the fiscal year ended August 31, 1995 are set forth in the section entitled "Financial Highlights". Evergreen Asset Management Corp. ("Evergreen Asset"), a subsidiary of FUNB, serves as administrator to each Fund and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz Incorporated, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator for each Fund and is entitled to receive a fee from each Fund calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $1 billion as of September 30, 1995. Prior to January 1,
1996, First Fidelity Bank, N.A. ("First Fidelity") served as investment adviser to EVERGREEN NEW JERSEY TAX-FREE INCOME FUND. CMG succeeded to the mutual funds advisory business of First Fidelity in connection with the acquisition of First Fidelity by a subsidiary of First Union.
       Robert S. Drye is a Vice President of FUNB, and has been with FUNB since 1968. Since 1989, Mr. Drye has served as a portfolio manager for several of the series of Evergreen Investment Trust and for certain common trust funds. Prior to 1989, Mr. Drye was a marketing specialist with First Union Brokerage
Services, Inc. Mr. Drye has managed the EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND since its inception in 1994 and the EVERGREEN FLORIDA MUNICIPAL BOND FUND since its inception in 1993. Richard K. Marrone is a Vice President of FUNB. Mr. Marrone joined FUNB in 1993 with eleven years experience managing fixed income assets at Woodbridge Capital Management, a subsidiary of Comerica Bank, N.A. Mr. Marrone is responsible for the portfolio management of several series of Evergreen Investment Trust and certain common trust funds. Mr. Marrone has served as portfolio manager of the EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND since 1993, the EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND since its inception in 1995 and EVERGREEN GEORGIA MUNICIPAL BOND FUND since its inception in 1993. Charles E. Jeanne joined FUNB in 1993. Prior to joining FUNB, Mr.
Jeanne served as a trader/portfolio manager for First American Bank where he was responsible for individual accounts and common trust funds. Mr. Jeanne has been the portfolio manager for the EVERGREEN VIRGINIA MUNICIPAL BOND FUND since its inception in 1993. Jocelyn Turner is a Municipal Bond Portfolio Manager for CMG and has managed the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND since 1992. Ms. Turner was previously employed as a Vice President, Municipal Bond Portfolio Manager at One Federal Asset Management, Boston, MA since 1987.

DISTRIBUTION PLANS AND AGREEMENTS
       Rule 12b-1 under the Investment Company Act of 1940 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. Each Fund has adopted for each of its Class A and Class B shares a Rule 12b-1 plan (each, a "Plan" or collectively the "Plans"). Under the
                                       22

Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which may not exceed an annual rate of .75 of 1% of the aggregate average daily net assets attributable to the Class A shares of each Fund other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, .35 of 1% of the aggregate average daily net assets attributable to the Class A shares of EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, 1.00% of the aggregate average daily net assets attributable to the Class B shares of EVERGREEN NEW JERSEY TAX-FREE INCOME FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL FUND, and .75 of 1% of the aggregate average daily net assets attributable to the Class B shares of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND. Payments under the Plans adopted with respect to Class A shares are currently voluntarily limited to .25 of 1% of each Fund's aggregate average daily net assets attributable to Class A shares. The Plans provide that a portion of the fee payable thereunder may constitute a service fee to be used for providing ongoing personal services and/or the maintenance of shareholder accounts. EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND have, in addition to the Plans adopted with respect to their Class B shares, adopted a shareholder service plan ("Service Plans") relating to the Class B shares which permit each Fund to incur a fee of up to .25 of 1% of the aggregate average daily net assets attributable to the Class B shares for ongoing personal services and/or the maintenance of shareholder accounts. Such service fee payments to financial intermediaries for such purposes, whether pursuant to a Plan or Service Plans, will not exceed .25% of the aggregate average daily net assets attributable to each Class of shares of each Fund.
       Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with Evergreen Funds Distributor, Inc. ("EFD"). Pursuant to the Distribution Agreements, each Fund will compensate EFD for its services as distributor at a rate which may not exceed an annual rate of .25 of 1% of a Fund's aggregate average daily net assets attributable to Class A shares, and .75 of 1% of a Fund's aggregate average daily net assets attributable to the Class B shares. The Distribution Agreements provide that EFD will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Funds, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EFD may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. The financing of payments made by EFD to compensate broker-dealers or other persons for distributing shares of the Funds may be provided by FUNB or its affiliates. The Funds may also make payments under the Plans (and in the case of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND, the Service Plans), in amounts up to
 .25 of 1% of a Fund's aggregate average daily net assets on an annual basis attributable to Class B shares, to compensate organizations, which may include EFD and each Fund's investment adviser or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts.
       The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Since EFD's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EFD, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EFD. Distribution expenses incurred by EFD in one fiscal year that exceed the level of compensation paid to EFD for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.
       The Plans and Service Plans are in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75 of 1% and .25 of 1%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.
                                       23

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       You can purchase shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EFD. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investments of $25 or more are allowed under the systematic investment program. Share certificates are not issued. In states where EFD is not registered as a broker-dealer shares of a Fund will only be sold through other broker-dealers or other financial institutions that are registered. See the Share Purchase Application and Statement of Additional Information for more information. Only Class A and Class B shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").

Class A Shares-Front-End Sales Charge Alternative. You can purchase Class A shares at net asset value plus an initial sales charge on purchases under $1,000,000. On purchases of $1,000,000 or more, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or redemption value will be imposed on shares redeemed during the first year after purchase. The schedule of charges for Class A Shares is as follows:
                              Initial Sales Charge

                                   as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase           Amount Invested     Offering Price     as a % of Offering Price
Less than $50,000                        4.99%               4.75%                   4.25%
$50,000 - $99,000                        4.71%               4.50%                   4.25%
$100,000 - $249,999                      3.90%               3.75%                   3.25%
$250,000 - $499,999                      2.56%               2.50%                   2.00%
$500,000 - $999,999                      2.04%               2.00%                   1.75%
$1,000,000 - $2,999,999                   None                None                   1.00%
$3,000,000 - $4,999,999                   None                None                    .50%
Over $5,000,000                           None                None                    .25%

       No front-end sales charges are imposed on Class A shares purchased by: institutional investors, which may include bank trust departments and registered investment advisers; investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; employees of FUNB and its affiliates, EFD and any broker-dealer with whom EFD has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; and upon the initial purchase of an Evergreen mutual fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a contingent deferred sales charge. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.
       When Class A shares are sold, EFD will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EFD may also pay fees to banks from sales charges for services performed on behalf of the bank's customers in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to .25 of 1% of the aggregate average daily net assets attributable to Class A shares of each Fund held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Combined Purchase Privilege,
                                       24

Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans and Reinstatement Privilege. Consult the Share Purchase Application and Statement of Additional Information for additional information concerning these reduced sales charges.

Class B Shares-Deferred Sales Charge Alternative. You can purchase Class B shares at net asset value without an initial sales charge. However, you may pay a contingent deferred sales charge ("CDSC") if you redeem shares within seven years after purchase. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of Class B shares as set forth below.

Year Since Purchase                  Contingent Deferred Sales Charge
FIRST                                                5%
SECOND                                               4%
THIRD and FOURTH                                     3%
FIFTH                                                2%
SIXTH and SEVENTH                                    1%

       The CDSC is deducted from the amount of the redemption and is paid to EFD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet distribution requirements for certain qualified retirement plans or in the case of certain redemptions made under a Fund's Systematic Cash Withdrawal Plan. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years (after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. See the Statement of Additional Information for further details.
       With respect to Class B shares, no CDSC will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per share, (2) shares acquired through reinvestment of dividends and capital gains, (3) shares held for more than seven years after the end of the calendar month of acquisition, (4) accounts following the death or disability of a shareholder, or (5) minimum required distributions to a shareholder over the age of 70 1/2 from an IRA or other retirement plan.

How the Funds Value Their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair market value.

General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. The compensation received by dealers and agents may differ depending on whether they sell Class A or Class B shares. There is no size limit on purchases of Class A shares.
       In addition to the discount or commission paid to dealers, EFD will from time to time pay to dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen Mutual Funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EFD may also limit the availability of such incentives to certain specified dealers. EFD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all dealers.
                                       25

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Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds.

HOW TO REDEEM SHARES
       You may "redeem", i.e., sell your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC for Class B shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC for Class B shares). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m.

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street Bank and Trust Company ("State Street") which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If the Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do
                                       26
so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.

General. The sale of shares is a taxable transaction for federal tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.

EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen mutual funds through your financial intermediary, or by telephone or mail as described below. An exchange which represents an initial investment in another Evergreen mutual fund must amount to at least $1,000. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. Exchanges are subject to minimum investment and suitability requirements.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
       No CDSC will be imposed in the event Class B shares are exchanged for Class B shares of other Evergreen mutual funds. If you redeem shares, the CDSC applicable to the Class B shares of the Evergreen mutual fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges by Telephone and Mail. You may exchange shares by telephone by calling the telephone number on the front page of this Prospectus. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.

SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, EFD or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.

Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation or termination of the systematic investment plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months of the initial investment. You can open a
                                       27
systematic investment plan in the EVERGREEN FLORIDA MUNICIPAL BOND FUND for a minimum of only $50 per month with no initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds' Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable Class B CDSC will be waived with respect to redemptions occurring under a Systematic Cash Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 10% of (i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.

EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       Income dividends are declared daily and paid monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders will begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any Federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.
                                       28

       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate alternative minimum tax.
       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 28%. The rate applicable to corporations is 35%.
       Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Share Purchase Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
       Set forth below are brief descriptions of the personal income tax status of an investment in each of the Funds under Florida, Georgia, New Jersey, North Carolina, South Carolina, and Virginia tax laws currently in effect. Income from a Fund is not necessarily free from state income taxes in states other than its designated state. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local laws.
       EVERGREEN FLORIDA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. Florida does not currently impose an income tax on individuals. Thus, individual shareholders of the Funds will not be subject to any Florida state income tax on distributions received from the Funds. However, certain distributions will be taxable to corporate shareholders which are subject to Florida corporate income tax. Florida currently imposes an intangibles tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents. Certain types of tax exempt securities of Florida issuers, U.S. government securities and tax exempt securities issued by certain U.S. territories and possessions are exempt from this intangibles tax. Shares of the Funds will also be exempt from the Florida intangibles tax if the portfolio consists exclusively of securities exempt from the intangibles tax on the last business day of the calendar year. If the portfolio consists of any assets which are not so exempt on the last business day of the calendar year, however, only the portion of the shares of the Funds which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portion of such shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax exempt securities.
       EVERGREEN GEORGIA MUNICIPAL BOND FUND. Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or (2) interest on obligations of the United States or of any other issuer whose obligations are exempt from state income taxes under federal law. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax. For purposes of the Georgia intangibles tax, shares of the Fund likely are taxable (at the rate of 10 cents per $1,000 in value of the shares held on January 1 of each year) to shareholders who are otherwise subject to such tax.
       EVERGREEN NEW JERSEY TAX-FREE INCOME FUND. In any year in which the Fund satisfies the requirements for treatment as a "qualified investment fund" under New Jersey law, distributions from the Fund will be exempt from the New Jersey Gross Income Tax to the extent such distributions are attributable to interest or gains from (i) obligations issued by or on behalf of the State of New Jersey or any county, municipality, school or other district,
                                       29
agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey or (ii) obligations that are otherwise statutorily exempt from state or local taxation or under the laws of the United States. Any gains realized on the sale or redemption of shares held in a qualified investment fund are also exempt from the New Jersey Gross Income Tax.
       EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND. Under existing North Carolina law, shareholders of the Fund will not be subject to individual or corporate North Carolina income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations issued by North Carolina and political subdivisions thereof or (2) interest on obligations of the United States or its territories or possessions. Distributions, if any, derived from capital gains or other sources generally will be taxable for North Carolina income tax purposes to shareholders of the Fund who are subject to the North Carolina income tax.
       EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND. Under existing South Carolina law, shareholders of the Fund will not be subject to individual or corporate South Carolina income taxes on Fund distributions to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations of the State of South Carolina, or any of its political subdivisions, (2) interest on obligations of the United States, or (3) interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. Distributions, if any, derived from capital gains or other sources, generally will be taxable for South Carolina income tax purposes to shareholders of the Fund who are subject to South Carolina income tax.
       EVERGREEN VIRGINIA MUNICIPAL BOND FUND. Under existing Virginia law, shareholders of the Fund will not be subject to individual or corporate Virginia income taxes on distributions received from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to interest earned on (1) obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof, or (2) obligations issued by a territory or possession of the United States or any subdivision thereof which federal law exempts from state income taxes. Distributions, if any, derived from capital gains or other sources generally will be taxable for Virginia income tax purposes to shareholders of the Fund who are subject to Virginia income tax.
     Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.
     A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Organization. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND is a separate investment series of The Evergreen Municipal Trust, a Massachusetts business trust organized in 1988. EVERGREEN NEW JERSEY TAX-FREE INCOME FUND is a separate investment series of The Evergreen Tax Free Trust (formerly FFB Funds Trust), a Massachusetts business trust organized in 1985. EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND are each separate investment series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
                                       30

       A shareholder in each class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional classes of shares for any existing or future series. If an additional series or class were established in a Fund, each share of the series or class would normally be entitled to one vote for all purposes. Generally, shares of each series and class would vote together as a single class on matters, such as the election of Trustees, that affect each series and class in substantially the same manner. Class A, B and Y shares have identical voting, dividend, liquidation and other rights, except that each class bears, to the extent applicable, its own distribution, shareholder service and transfer agency expenses as well as any other expenses applicable only to a specific class. Each class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.

Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares.

Principal Underwriter. EFD, an affiliate of Furman Selz LLC located at 230 Park Avenue, New York, New York 10169, is the principal underwriter of the Funds. Furman Selz Incorporated also acts as sub-administrator to the Funds.

Other Classes of Shares. Each Fund currently offers three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. A Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on Securities and Exchange Commission ("SEC") formulas and are not intended to indicate future performance.
       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all a Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.
       Each Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-
                                       31
exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.
       Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen Mutual fund shareholders.

Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which each Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.

Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                   APPENDIX A -- FLORIDA RISK CONSIDERATIONS
       The following is a summary of economic factors which may affect the ability of the municipal issuers of Florida obligations to repay general obligation and revenue bonds. Such information is derived from sources that are generally available to investors and is believed by the Funds to be accurate, but has not been independently verified and may not be complete. Under current law, the State of Florida is required to maintain a balanced budget such that current expenses are met from current revenues. Florida does not currently impose a tax on personal income but does impose taxes on corporate income derived from activities within the state. In addition, Florida imposes an ad valorem tax as well as sales and use taxes. These taxes are the principal sources of funds to meet state expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the state, without recourse to any specific project or related revenue source.
       On November 3, 1992, Florida voters approved an amendment to the state constitution which limits the annual growth in the assessed valuation of residential property and which, over time, could constrain the growth in property taxes, a major revenue source for local governments. The amendment restricts annual increases in assessed valuation to the lesser of 3% or the Consumer Price Index. The amendment applies only to residential properties eligible for the homestead exemption and does not affect the valuation of rental, commercial, or industrial properties. When sold, residential property would be reassessed at market value. The amendment became effective January 1, 1993. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions which may have a negative impact on the prices of affected bonds.
       Many of the bonds in which the Funds invest were issued by various units of local government in the State of Florida. In addition, most of these bonds are revenue bonds where the security interest of the bond holders typically is limited to the pledge of revenues or special assessments flowing from the project financed by the bonds. Projects include, but are not limited to, water and waste water utilities, drainage systems, roadways, and other development-related infrastructures. Therefore, the capacity of these issuers to repay their obligations may be affected by variations in the Florida economy.
                                       32

       Since 1970, Florida has been one of the fastest growing states in the nation. Average annual population growth over the last 20 years was 320,000. During this period only California and Texas grew more rapidly. In terms of total population, Florida moved from the ninth most populous state in 1970 to fourth today.
       This rapid and sustained pace of population growth has given rise to sharp increases in construction activity and to the need for roads, drainage systems, and utilities to serve the burgeoning population. In turn this has driven the growth in the volume of revenue bond debt outstanding.
       The pace of growth, however, has not been steady. During economic expansions, Florida's population growth has exceeded 500,000 people per year, but in recessions growth has slowed to 120,000 per year. The variations in construction activity over the course of business cycles is also very large. Although the amplitude of the swings during business cycles is large, the duration of downturns in Florida's growth has been short. Historically, depressed levels of growth have lasted only a year or two at most. Furthermore, Florida's cycles have not been periods of growth or decline. Instead, what has occurred are periods of more growth or less growth.
       Florida's ability to meet increasing expenses will be dependent in part upon the state's ability to foster business and economic growth. During the past decade, Florida has experienced significant increases in the technology-based and other light industries and in the service sector. This growth has diversified the state's overall economy, which at one time was dominated by the citrus and tourism industries. The state's economic and business growth could be restricted, however, by the natural limitations of environmental resources and the state's ability to finance adequate public facilities such as roads and schools.
                                       33

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219
      EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
  DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169
                                                      536118rev02 (10/pkg.) 1/96

********************************************************************************
********************************************************************************

  PROSPECTUS                                                 January 22, 1996

  EVERGREEN(SM) STATE SPECIFIC TAX FREE FUNDS            (Evergreen Tree Logo)

  EVERGREEN FLORIDA MUNICIPAL BOND FUND
  EVERGREEN GEORGIA MUNICIPAL BOND FUND
  EVERGREEN NEW JERSEY TAX-FREE INCOME FUND
  EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN VIRGINIA MUNICIPAL BOND FUND
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

  CLASS Y SHARES
           The Evergreen State Specific Tax-Free Funds (the "Funds") are designed to provide investors with current income exempt from Federal income tax and certain state income tax. This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is, or is a series of, an open-end, non-diversified, management investment company except for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND which is diversified. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.

           A "Statement of Additional Information" for the Funds and certain other funds in the Evergreen group of mutual funds dated January 22, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 235-0064. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISKS.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND WILL INVEST AT LEAST 65% OF THE VALUE OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES CONSISTING OF HIGH YIELD (I.E., HIGH RISK), MEDIUM, LOWER RATED AND UNRATED BONDS. SUCH SECURITIES ARE COMMONLY CALLED JUNK BONDS AND ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL THAN HIGHER RATED SECURITIES. LOWER QUALITY SECURITIES INVOLVE A GREATER RISK OF DEFAULT AND, CONSEQUENTLY, SHARES OF THE EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND ARE SPECULATIVE SECURITIES.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                12
         Investment Practices and Restrictions             14
MANAGEMENT OF THE FUNDS
         Investment Adviser                                18
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 20
         How to Redeem Shares                              21
         Exchange Privilege                                21
         Shareholder Services                              22
         Effect of Banking Laws                            22
OTHER INFORMATION
         Dividends, Distributions and Taxes                23
         Management's Discussion of Fund Performance       25
         General Information                               25
APPENDIX
         Florida Risk Considerations                       27

                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".

       The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to Evergreen State Specific Tax Free Funds which include: EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.

       EVERGREEN FLORIDA MUNICIPAL BOND FUND (formerly First Union Florida Municipal Bond Portfolio, successor to ABT Florida Tax-Free Fund) seeks current income exempt from federal income tax consistent with preservation of capital. In addition, the Fund intends to qualify as an investment exempt from the Florida state intangibles tax.
       EVERGREEN GEORGIA MUNICIPAL BOND FUND (formerly First Union Georgia Municipal Bond Portfolio) seeks current income exempt from federal income tax and Georgia state income tax, consistent with preservation of capital.

       EVERGREEN NEW JERSEY TAX-FREE INCOME FUND (formerly FFB New Jersey Tax-Free Income Fund) seeks a high level of income, exempt from federal and New Jersey personal income taxes.

       EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND (formerly First Union North Carolina Municipal Bond Portfolio) seeks current income exempt from federal income tax and North Carolina state income tax, consistent with preservation of capital. In addition, the Fund intends to qualify as an investment substantially exempt from the North Carolina intangible personal property tax.
       EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND (formerly First Union South Carolina Municipal Bond Portfolio) seeks current income exempt from federal income tax and South Carolina state income tax.
       EVERGREEN VIRGINIA MUNICIPAL BOND FUND (formerly First Union Virginia Municipal Bond Fund) seeks current income exempt from federal income tax and Virginia state income tax, consistent with preservation of capital.
       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND (successor to ABT Florida High Income Municipal Bond Fund) seeks to provide a high level of current income exempt from federal income taxes. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in municipal securities consisting of high yield (i.e., high risk), medium, lower rated and unrated bonds.
       THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y Shares of the Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None
Exchange Fee (only applies after 4 exchanges per
year)                                                      $ 5.00

       The following table shows for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.
EVERGREEN FLORIDA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                                EXPENSES                                   Class Y
Management Fees*                  .30%
                                               After 1 Year                 $   6
12b-1 Fees                          --
                                               After 3 Years                $  18
Other Expenses                    .25%
                                               After 5 Years                $  31
                                               After 10 Years               $  69
Total                             .55%

EVERGREEN GEORGIA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                    .50%
                                               After 1 Year                 $  10
12b-1 Fees                           --
                                               After 3 Years                $  32
Other Expenses**                   .50%
                                               After 5 Years                $  55
                                               After 10 Years               $ 122
Total                             1.00%



EVERGREEN NEW JERSEY TAX-FREE INCOME FUND


                            ANNUAL OPERATING                               EXAMPLE
                                EXPENSES                                   Class Y
Management Fees                    .50%
                                               After 1 Year                 $  10
12b-1 Fees                           --
                                               After 3 Years                $  30
Other Expenses**                   .44%
                                               After 5 Years                $  52
                                               After 10 Years               $ 115
Total                              .94%


EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                    .50%
                                               After 1 Year                 $  10
12b-1 Fees                           --
                                               After 3 Years                $  32
Other Expenses                     .50%
                                               After 5 Years                $  55
                                               After 10 Years               $ 122
Total                             1.00%

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                    .50%
                                               After 1 Year                 $  10
12b-1 Fees                           --
                                               After 3 Years                $  32
Other Expenses**                   .50%
                                               After 5 Years                $  55
                                               After 10 Years               $ 122
Total                             1.00%


EVERGREEN VIRGINIA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                    .50%
                                               After 1 Year                 $  10
12b-1 Fees                           --
                                               After 3 Years                $  32
Other Expenses**                   .50%
                                               After 5 Years                $  55
                                               After 10 Years               $ 122
Total                             1.00%


EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                                EXPENSES                                   Class Y
Management Fees*                  .30%
                                               After 1 Year                 $   8
12b-1 Fees                          --
                                               After 3 Years                $  26
Other Expenses                    .52%
                                               After 5 Years                $  46
                                               After 10 Years               $ 101
Total                             .82%


+ The estimated annual operating expenses and examples do not reflect fee waivers and reimbursements for the most recent fiscal year. Actual expenses for Class Y Shares, net of fee waivers and expense reimbursements for the period ended August 31, 1995 were as follows:

  EVERGREEN GEORGIA MUNICIPAL BOND FUND                                                           .46%
  EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND                                                    .67%
  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND                                                    .28%
  EVERGREEN VIRGINIA MUNICIPAL BOND FUND                                                          .47%

* CMG has agreed to limit the Management fee charged to EVERGREEN FLORIDA MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND to .30 of 1% of average net assets until July 7, 1996.

** Reflects agreements by CMG to limit aggregate operating expenses (including the management fees, but excluding interest, taxes, brokerage commissions, Rule 12b-1 Fees, shareholder servicing fees and extraordinary expenses) of EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND to 1% of average net assets for the foreseeable future. Absent such agreements, the estimated annual operating expenses for the Funds would be as follows:

EVERGREEN GEORGIA MUNICIPAL BOND FUND                                                            2.58%
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND                                                     6.25%
EVERGREEN VIRGINIA MUNICIPAL BOND FUND                                                           3.58%

       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent fiscal period. Such amounts have been restated to reflect current fee arrangements and in the case of funds that did not offer all of the above-referenced Classes of shares during such periods, the amounts set forth in the tables are based on the expenses incurred by the Classes which were offered. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds".
                                       4

                              FINANCIAL HIGHLIGHTS


       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for EVERGREEN FLORIDA MUNICIPAL BOND FUND for the fiscal period ended August 31, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for each of the years in the four-year period ended April 30, 1995 was audited by Tait, Weller & Baker, the Fund's prior independent auditors. The information in the tables for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND for each of the years in the two-year period ended February 28, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for each of the periods from July 16, 1991 (commencement of operations) through February 28, 1993 has been audited by Price Waterhouse LLP, the Fund's prior independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for the fiscal period ended August 31, 1995 has been audited by Price Waterhouse LLP, the Fund's current independent auditors. The information in the tables for each of the years in the two-year period ended April 30, 1995 and for the period June 17, 1992 (commencement of operations) through April 30, 1993 was audited by Tait, Weller & Baker, the Fund's prior independent auditors. A report of KPMG Peat Marwick LLP, Price Waterhouse LLP or Tait, Weller & Baker, as the case may be on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.

       Further information about each Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge. EVERGREEN FLORIDA MUNICIPAL BOND FUND++

                                                                           CLASS A SHARES
                                             FOUR                                                                 MAY 11,
                                            MONTHS                                                                 1988*
                                            ENDED                                                                 THROUGH
                                          AUGUST 31,                    YEAR ENDED APRIL 30,                     APRIL 30,
                                            1995#       1995      1994      1993      1992     1991      1990      1989
PER SHARE DATA:
Net asset value, beginning of period.....     $9.61      $9.52     $9.95     $9.35     $9.21    $8.80    $9.09      $8.82
Income (loss) from investment operations:
Net investment income....................       .25        .54       .56       .56       .61      .66      .58        .47
Net realized and unrealized gain (loss)
 on investments..........................       .22        .11      (.36)      .67       .22      .43     (.24)       .22
 Total from investment operations........       .47        .65       .20      1.23       .83     1.09      .34        .69
Less distributions to shareholders from:
Net investment income....................      (.25)      (.54)     (.56)     (.56)     (.61)    (.68)    (.59)      (.42)
Distributions in excess of net investment
 income..................................      (.03)        --        --        --        --       --       --         --
Net realized gains.......................      (.06)      (.02)     (.07)     (.07)     (.04)      --     (.04)        --
Paid-in capital..........................        --         --        --        --      (.04)      --       --         --
 Total distributions.....................      (.34)      (.56)     (.63)     (.63)     (.69)    (.68)    (.63)      (.42)
 Net asset value, end of period..........     $9.74      $9.61     $9.52     $9.95     $9.35    $9.21    $8.80      $9.09
TOTAL RETURN+............................      4.2%       7.1%      1.9%     13.6%      9.3%    12.9%     3.7%       9.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)................................  $136,449   $168,542  $199,612  $198,286  $147,996  $75,791   $7,286       $717
Ratios to average net assets:
 Expenses................................      .82%++**     .61%     .56%     .58%      .41%**    .10%**   .10%**     .30%**++
 Net investment income...................     4.89%++**    5.73%    5.37%    5.66%     6.12%**   6.55%**  6.15%**    5.30%**++
Portfolio turnover rate..................       29%        53%       32%       24%       24%      66%      82%         2%
                                            CLASS B    CLASS Y
                                            SHARES     SHARES
                                           JUNE 30,   JUNE 30,
                                             1995*      1995*
                                            THROUGH    THROUGH
                                            AUGUST     AUGUST
                                              31,        31,
                                             1995#      1995#
PER SHARE DATA:
Net asset value, beginning of period.....     $9.67      $9.67
Income (loss) from investment operations:
Net investment income....................       .07        .09
Net realized and unrealized gain (loss)
 on investments..........................       .10        .10
 Total from investment operations........       .17        .19
Less distributions to shareholders from:
Net investment income....................      (.07)      (.09)
Distributions in excess of net investment
 income..................................      (.03)      (.03)
Net realized gains.......................        --         --
Paid-in capital..........................        --         --
 Total distributions.....................      (.10)      (.12)
 Net asset value, end of period..........     $9.74      $9.74
TOTAL RETURN+............................      1.5%       1.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)................................   $27,351    $ 3,602
Ratios to average net assets:
 Expenses................................     1.44%++     .59%++
 Net investment income...................     3.22%++    4.93%++
Portfolio turnover rate..................       29%        29%

#  The Fund changed its fiscal year-end from April 30 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                                       CLASS A SHARES
                                                                                                               MAY 11, 1988*
                                                                  FOUR MONTHS                                     THROUGH
                                                                     ENDED           YEAR ENDED APRIL 30,        APRIL 30,
                                                                AUGUST 31, 1995#    1992     1991     1990         1989
Expenses.....................................................         1.05%          .68%     .88%    5.14%        20.40%
Net investment income (loss).................................         4.66%         5.85%    5.77%    1.01%       (14.80%)

++ On June 30, 1995, ABT Florida Tax-Free Fund sold its net assets to First
   Union Florida Municipal Bond Portfolio which was subsequently renamed Evergreen Florida Municipal Bond Fund. ABT Florida Tax-Free Fund was the accounting survivor in the combination. Accordingly, the information stated in the above table prior to the combination reflects the results of ABT Florida Tax-Free Fund. The net asset values per share and related per share data have been restated to reflect the conversion of shares.
                                       5

EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES

                                          CLASS A SHARES                             CLASS B SHARES                   CLASS Y
                                                            JULY 2,                                    JULY 2,        SHARES
                             EIGHT MONTHS                    1993*      EIGHT MONTHS                    1993*      EIGHT MONTHS
                                 ENDED       YEAR ENDED     THROUGH         ENDED       YEAR ENDED     THROUGH         ENDED
                              AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,
                                 1995#          1994          1993          1995#          1994          1993          1995#
PER SHARE DATA:
Net asset value, beginning
 of period..................      $8.74        $10.19        $10.00          $8.74         $10.19       $10.00          $8.74
Income (loss) from
 investment operations......
Net investment income.......        .33           .48           .20            .28            .43          .18            .35
Net realized and unrealized
 gain (loss) on
 investments................        .73         (1.45)          .19            .73          (1.45)         .19            .73
 Total from investment
   operations...............       1.06          (.97)          .39           1.01          (1.02)         .37           1.08
Less distributions to
 shareholders from:
Net investment income.......       (.33)         (.48)         (.20)          (.28)          (.43)        (.18)          (.35)
Net asset value, end of
 period.....................      $9.47         $8.74        $10.19          $9.47          $8.74       $10.19          $9.47
TOTAL RETURN+...............      12.3%         (9.6%)         4.0%          11.7%         (10.2%)        3.7%          12.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)............     $2,098        $1,387          $817         $7,538         $6,912       $3,692         $1,339
Ratios to average net
 assets:
 Expenses **................       .71%++        .53%          .25%++        1.46%++        1.13%         .75%++         .46%++
 Net investment income **...      5.39%++       5.26%         4.71%++        4.64%++        4.66%        4.15%++        5.64%++
Portfolio turnover rate.....        91%          147%           15%            91%           147%          15%            91%

                              FEBRUARY 28,
                                 1994*
                                THROUGH
                              DECEMBER 31,
                                  1994
PER SHARE DATA:
Net asset value, beginning
 of period..................      $9.83
Income (loss) from
 investment operations......
Net investment income.......        .42
Net realized and unrealized
 gain (loss) on
 investments................      (1.09)
 Total from investment
   operations...............       (.67)
Less distributions to
 shareholders from:
Net investment income.......       (.42)
Net asset value, end of
 period.....................      $8.74
TOTAL RETURN+...............      (6.9%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)............       $284
Ratios to average net
 assets:
 Expenses **................       .31%++
 Net investment income **...      5.68%++
Portfolio turnover rate.....       147%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                          CLASS A SHARES                             CLASS B SHARES                   CLASS Y
                                                            JULY 2,                                    JULY 2,        SHARES
                             EIGHT MONTHS                    1993*      EIGHT MONTHS                    1993*      EIGHT MONTHS
                                 ENDED       YEAR ENDED     THROUGH         ENDED       YEAR ENDED     THROUGH         ENDED
                              AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,
                                 1995#          1994          1993          1995#          1994          1993          1995#
Expense.....................     2.83%          3.61%         6.82%         3.58%          4.21%         7.32%         2.58%
Net investment income
 (loss).....................     3.27%          2.18%        (1.86%)        2.52%          1.58%        (2.42%)        3.52%

                              FEBRUARY 28,
                              1994* THROUGH
                              DECEMBER 31,
                                  1994
Expense.....................      3.39%
Net investment income
 (loss).....................      2.60%

EVERGREEN NEW JERSEY TAX-FREE INCOME FUND

                                                                                             CLASS A
                                                                         SIX MONTHS
                                                                            ENDED
                                                                       AUGUST 31, 1995         YEAR ENDED FEBRUARY 28,
                                                                         (UNAUDITED)        1995        1994        1993
PER SHARE DATA:
Net asset value, beginning of period...............................         $10.53          $10.99      $11.01      $10.22
Income (loss) from investment operations:
Net investment income..............................................            .28             .57         .60         .63
Net realized and unrealized gain (loss) on investments.............            .22            (.46)       (.02)        .79
 Total from investment operations..................................            .50             .11         .58        1.42
Less distributions to shareholders from net investment income......           (.28)           (.57)       (.60)       (.63)
Net asset value, end of period.....................................         $10.75          $10.53      $10.99      $11.01
TOTAL RETURN+......................................................           4.8%            1.4%        5.3%       14.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........................        $35,469         $34,852     $42,783     $30,863
Ratios to average net assets:
 Expenses**........................................................           .38%++          .25%        .14%        .00%
 Net investment income**...........................................          5.20%++         5.52%       5.31%       5.97%
Portfolio turnover rate............................................             0%              8%          2%          5%

                                                                     JULY 16, 1991*
                                                                        THROUGH
                                                                      FEBRUARY 29,
                                                                          1992
PER SHARE DATA:
Net asset value, beginning of period...............................       $10.00
Income (loss) from investment operations:
Net investment income..............................................          .38
Net realized and unrealized gain (loss) on investments.............          .22
 Total from investment operations..................................          .60
Less distributions to shareholders from net investment income......         (.38)
Net asset value, end of period.....................................       $10.22
TOTAL RETURN+......................................................         9.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........................     $ 13,129
Ratios to average net assets:
 Expenses**........................................................         .01%++
 Net investment income**...........................................        5.89%++
Portfolio turnover rate............................................           5%

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.

++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment advisor, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                            SIX MONTHS
                                                                               ENDED
                                                                          AUGUST 31, 1995       YEAR ENDED FEBRUARY 28,
                                                                            (UNAUDITED)       1995       1994       1993
Expenses..............................................................         1.08%          1.04%      1.05%      1.16%
Net investment income.................................................         4.50%          4.73%      4.40%      4.81%
                                                                        JULY 16, 1991*
                                                                           THROUGH
                                                                         FEBRUARY 29,
                                                                             1992
Expenses..............................................................       1.20%
Net investment income.................................................       4.70%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES

                                                                                                                       CLASS Y
                                          CLASS A SHARES                              CLASS B SHARES                   SHARES
                            EIGHT MONTHS                  JANUARY 11,   EIGHT MONTHS                  JANUARY 11,   EIGHT MONTHS
                                ENDED       YEAR ENDED   1993* THROUGH      ENDED       YEAR ENDED   1993* THROUGH      ENDED
                             AUGUST 31,    DECEMBER 31,  DECEMBER 31,    AUGUST 31,    DECEMBER 31,  DECEMBER 31,    AUGUST 31,
                                1995#          1994          1993           1995#          1994          1993           1995#
PER SHARE DATA:
Net asset value, beginning
 of period.................      $9.16         $10.61        $10.00          $9.16         $10.61        $10.00          $9.16
Income (loss) from
 investment operations:
Net investment income......        .33            .49           .46            .28            .44           .42            .35
Net realized and unrealized
 (loss) on investments.....        .79          (1.45)          .64            .79          (1.45)          .64            .79
 Total from investment
   operations..............       1.12           (.96)         1.10           1.07          (1.01)         1.06           1.14
Less distributions to
 shareholders from:
Net investment income......       (.33)          (.49)         (.46)          (.28)          (.44)         (.42)          (.35)
Net realized gains.........         --             --          (.03)            --             --          (.03)            --
Total distributions........       (.33)          (.49)         (.49)          (.28)          (.44)         (.45)          (.35)
Net asset value, end of
 period....................      $9.95          $9.16        $10.61          $9.95          $9.16        $10.61          $9.95
TOTAL RETURN+..............      12.3%          (9.1%)        11.3%          11.8%          (9.6%)        10.8%          12.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)...........     $8,279         $7,979       $12,739        $49,040       $ 44,616       $45,168         $1,005
Ratios to average net
 assets:
 Expenses **...............       .92%++         .79%          .32%++        1.67%++        1.37%          .79%++         .67%++
 Net investment income
   **......................      5.09%++        5.11%         4.91%++        4.34%++        4.53%         4.47%++        5.34%++
Portfolio turnover rate....       117%           126%           57%           117%           126%           57%           117%

                              FEBRUARY 28,
                             1994* THROUGH
                              DECEMBER 31,
                                  1994
PER SHARE DATA:
Net asset value, beginning
 of period.................       $10.31
Income (loss) from
 investment operations:
Net investment income......          .43
Net realized and unrealized
 (loss) on investments.....        (1.15)
 Total from investment
   operations..............         (.72)
Less distributions to
 shareholders from:
Net investment income......         (.43)
Net realized gains.........           --
Total distributions........         (.43)
Net asset value, end of
 period....................        $9.16
TOTAL RETURN+..............        (7.0%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)...........         $642
Ratios to average net
 assets:
 Expenses **...............         .59%++
 Net investment income
   **......................        5.58%++
Portfolio turnover rate....         126%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets would have been the following:

                                                                                                                      CLASS Y
                                 CLASS A SHARES                                   CLASS B SHARES                      SHARES
                 EIGHT MONTHS                                     EIGHT MONTHS                                     EIGHT MONTHS
                     ENDED       YEAR ENDED   JANUARY 11, 1993*       ENDED       YEAR ENDED   JANUARY 11, 1993*       ENDED
                  AUGUST 31,    DECEMBER 31,   THROUGH DECEMBER    AUGUST 31,    DECEMBER 31,   THROUGH DECEMBER    AUGUST 31,
                     1995#          1994           31, 1993           1995#          1994           31, 1993           1995#
Expenses........     1.27%          1.18%            1.25%            2.02%          1.76%            1.74%            1.02%
Net investment
 income.........     4.74%          4.72%            3.98%            3.99%          4.14%            3.52%            4.99%

                  FEBRUARY 28, 1994*
                   THROUGH DECEMBER
                       31, 1994
Expenses........          .98%
Net investment
 income.........         5.19%

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES

                                                CLASS A SHARES                 CLASS B SHARES                 CLASS Y SHARES
                                         EIGHT MONTHS    JANUARY 3,     EIGHT MONTHS    JANUARY 3,     EIGHT MONTHS   FEBRUARY 28,
                                            ENDED       1994* THROUGH      ENDED       1994* THROUGH      ENDED       1994* THROUGH
                                          AUGUST 31,    DECEMBER 31,     AUGUST 31,    DECEMBER 31,     AUGUST 31,    DECEMBER 31,
                                            1995#           1994           1995#           1994           1995#           1994
PER SHARE DATA:
Net asset value, beginning of period...      $8.62          $10.00         $ 8.62          $10.00         $ 8.62           $9.74
Income (loss) from investment
  operations:
Net investment income..................        .34             .46            .29             .41            .35             .43
Net realized and unrealized gain (loss)
  on investments.......................        .97           (1.38)           .97           (1.38)           .97           (1.12)
  Total from investment operations.....       1.31            (.92)          1.26            (.97)          1.32            (.69)
Less distributions to shareholders
  from:
Net investment income..................       (.34)           (.46)          (.29)           (.41)          (.35)           (.43)
Net asset value, end of period.........      $9.59           $8.62          $9.59           $8.62          $9.59           $8.62
TOTAL RETURN+..........................      15.4%           (9.3%)         14.8%           (9.8%)         15.5%           (7.1%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted).............................       $610            $312         $3,542          $2,456         $1,673             $92
Ratios to average net assets:
  Expenses **..........................       .53%++          .25%++        1.28%++          .87%++         .28%++          .00%++
  Net investment income **.............      5.41%++         5.57%++        4.66%++         4.88%++        5.66%++         5.92%++
Portfolio turnover rate................        66%             23%            66%             23%            66%             23%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                CLASS A SHARES                 CLASS B SHARES                 CLASS Y SHARES
                                         EIGHT MONTHS    JANUARY 3,     EIGHT MONTHS    JANUARY 3,     EIGHT MONTHS   FEBRUARY 28,
                                            ENDED       1994* THROUGH      ENDED       1994* THROUGH      ENDED       1994* THROUGH
                                          AUGUST 31,    DECEMBER 31,     AUGUST 31,    DECEMBER 31,     AUGUST 31,    DECEMBER 31,
                                            1995#           1994           1995#           1994           1995#           1994
Expenses...............................      6.50%          10.71%          7.25%          11.33%          6.25%          10.46%
Net investment loss....................      (.56%)         (4.89%)        (1.31%)         (5.58%)         (.31%)         (4.54%)

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES*

                                      CLASS A SHARES                            CLASS B SHARES                  CLASS Y
                                                       JULY 2,                                    JULY 2,        SHARES
                         EIGHT MONTHS                   1993*      EIGHT MONTHS                    1993*      EIGHT MONTHS
                            ENDED       YEAR ENDED     THROUGH         ENDED       YEAR ENDED     THROUGH        ENDED
                          AUGUST 31,   DECEMBER 31,  DECEMBER 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,
                            1995#          1994          1993          1995#          1994          1993         1995#
PER SHARE DATA:
Net asset value,
 beginning of period....    $ 8.85        $10.19        $10.00          $8.85        $10.19        $10.00         $8.85
Income (loss) from
 investment operations:
Net investment income...       .33           .47           .20            .28           .42           .17           .34
Net realized and
 unrealized gain (loss)
 on investments.........       .82         (1.34)          .19            .82         (1.34)          .19           .82
 Total from investment
   operations...........      1.15          (.87)          .39           1.10          (.92)          .36          1.16
Less distributions to
 shareholders from:
Net investment income...      (.33)         (.47)         (.20)          (.28)         (.42)         (.17)         (.34)
Net asset value, end of
 period.................     $9.67         $8.85        $10.19          $9.67         $8.85        $10.19         $9.67
TOTAL RETURN+...........     13.1%         (8.6%)         3.9%          12.5%         (9.1%)         3.7%         13.3%
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's
 omitted)...............    $1,984        $1,606        $1,306        $ 5,803        $3,817        $2,235          $965
Ratios to average net
 assets:
 Expenses **............      .72%++        .53%          .25%++        1.47%++       1.12%          .75%++        .47%++
 Net investment income
   **...................     5.17%++       5.11%         4.64%++        4.42%++       4.54%         4.25%++       5.42%++
Portfolio turnover
 rate...................       87%           59%            0%            87%           59%            0%           87%

                          FEBRUARY 28, 1994*
                               THROUGH
                          DECEMBER 31, 1994
PER SHARE DATA:
Net asset value,
 beginning of period....          $9.83
Income (loss) from
 investment operations:
Net investment income...            .41
Net realized and
 unrealized gain (loss)
 on investments.........           (.98)
 Total from investment
   operations...........           (.57)
Less distributions to
 shareholders from:
Net investment income...           (.41)
Net asset value, end of
 period.................          $8.85
TOTAL RETURN+...........          (5.8%)
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's
 omitted)...............           $344
Ratios to average net
 assets:
 Expenses **............           .28%++
 Net investment income
   **...................          5.54%++
Portfolio turnover
 rate...................            59%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                      CLASS A SHARES                            CLASS B SHARES                  CLASS Y
                                                       JULY 2,                                    JULY 2,        SHARES
                         EIGHT MONTHS                   1993*      EIGHT MONTHS                    1993*      EIGHT MONTHS
                            ENDED       YEAR ENDED     THROUGH         ENDED       YEAR ENDED     THROUGH        ENDED
                          AUGUST 31,   DECEMBER 31,  DECEMBER 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,
                            1995#          1994          1993          1995#          1994          1993         1995#
Expenses................     3.83%         5.14%         7.75%         4.58%          5.73%         8.25%         3.58%
Net investment income
 (loss).................     2.06%          .50%        (2.86%)        1.31%          (.07%)       (3.25%)        2.31%

                             FEBRUARY 28,
                            1994* THROUGH
                          DECEMBER 31, 1994
Expenses................         4.89%
Net investment income
 (loss).................          .93%

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS A AND Y SHARES

                                                                                         CLASS A SHARES#
                                                                                                                 JUNE 17,
                                                                         FOUR MONTHS                              1992*
                                                                            ENDED            YEAR ENDED          THROUGH
                                                                         AUGUST 31,           APRIL 30,           APRIL
                                                                            1995          1995        1994       30, 1993
PER SHARE DATA:
Net asset value, beginning of period.................................       $10.16        $10.08      $10.36      $10.00
Income (loss) from investment operations:
Net investment income................................................          .21           .65         .68         .61
Net realized and unrealized gain (loss) on investments...............          .24           .08        (.26)        .39
 Total from investment operations....................................          .45           .73         .42        1.00
Less distributions to shareholders from:
Net investment income................................................         (.21)         (.65)       (.68)       (.61)
Net realized gains...................................................           --            --        (.02)       (.03)
 Total distributions.................................................         (.21)         (.65)       (.70)       (.64)
Net asset value at end of period.....................................       $10.40        $10.16      $10.08      $10.36
TOTAL RETURN+........................................................         4.4%          7.6%        3.3%       10.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)............................      $59,551       $65,043     $72,683     $33,541
Ratios to average net assets:
 Expenses............................................................        1.07%++**      .60%**      .14%**      .00%++**
 Net investment income...............................................        5.92%++**     6.52%**     6.16%**     5.92%**++
Portfolio turnover rate..............................................          14%           28%         31%         50%

                                                                       CLASS B SHARES
                                                                       JULY 10, 1995*
                                                                          THROUGH
                                                                         AUGUST 31,
                                                                            1995
PER SHARE DATA:
Net asset value, beginning of period.................................       $10.41
Income (loss) from investment operations:
Net investment income................................................          .08
Net realized and unrealized gain (loss) on investments...............         (.01)
 Total from investment operations....................................          .07
Less distributions to shareholders from:
Net investment income................................................         (.08)
Net realized gains...................................................           --
 Total distributions.................................................         (.08)
Net asset value at end of period.....................................       $10.40
TOTAL RETURN+........................................................          .6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)............................       $3,137
Ratios to average net assets:
 Expenses............................................................        1.09%++
 Net investment income...............................................        3.40%++
Portfolio turnover rate..............................................          14%

# Effective June 30, 1995, Evergreen Florida High Income Municipal Bond Fund, a new series of the Evergreen Municipal Trust, acquired substantially all of the net assets of ABT Florida High Income Municipal Bond Fund. ABT Florida High Income Municipal Bond Fund, which had a fiscal year that ended on April 30, was the accounting survivor in the combination. Accordingly, the information above includes the results of operations of ABT Florida High Income Municipal Bond Fund prior to June 30, 1995.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge and contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets would have been the following:

                                                                                           CLASS A SHARES
                                                                                   FOUR MONTHS
                                                                                      ENDED          YEAR ENDED
                                                                                   AUGUST 31,         APRIL 30,
                                                                                      1995#        1995      1994
Expenses.......................................................................       1.42%        1.26%     1.12%
Net investment income..........................................................       5.57%        5.86%     5.18%

                                                                                 JUNE 17, 1992*
                                                                                    THROUGH
                                                                                 APRIL 30, 1993
Expenses.......................................................................       1.12%
Net investment income..........................................................       4.80%

                            DESCRIPTION OF THE FUNDS


INVESTMENT OBJECTIVES AND POLICIES


EVERGREEN FLORIDA MUNICIPAL BOND FUND
EVERGREEN GEORGIA MUNICIPAL BOND FUND
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
EVERGREEN VIRGINIA MUNICIPAL BOND FUND


       The Funds seek current income exempt from federal regular income tax and, where applicable, state income taxes, consistent with preservation of capital. In addition, the EVERGREEN FLORIDA MUNICIPAL BOND FUND intends to qualify as an investment exempt from the Florida state intangibles tax. Florida does not currently tax personal income.


       Each Fund's investment objective is fundamental cannot be changed without shareholder approval. While there is no assurance that each objective will be achieved, the Funds will endeavor to do so by following the investment policies detailed below. Unless otherwise indicated, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.


       As a matter of fundamental investment policy, which may not be changed without shareholder approval, each Fund will normally invest its assets so that at least 80% of its annual interest income is, or at least 80% of its net assets are, invested in obligations which provide interest income which is exempt from federal regular income taxes. The interest retains its tax-free status when distributed to the Funds' shareholders. In addition, at least 65% of the value of each Fund's total assets will be invested in municipal bonds of the particular state after which the Fund is named. To qualify as an investment exempt from the Florida state intangibles tax, the EVERGREEN FLORIDA MUNICIPAL BOND FUND'S portfolio must consist entirely of investments exempt from the Florida state intangibles tax on the last business day of the calendar year.


       Each Fund seeks to achieve its investment objective by investing principally in municipal bonds, including industrial development bonds, of its designated state. In addition, the Funds may invest in obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or their political subdivisions or agencies and instrumentalities, the interest from which is exempt from federal (regular, if applicable) income tax. It is likely that shareholders who are subject to the alternative minimum tax will be required to include interest from a portion of the municipal securities owned by a Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.


       Municipal bonds are debt obligations issued by the state or local entities to support a government's general financial needs or special projects, such as housing projects or sewer works. Municipal bonds include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations.


       The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are paid off only with the revenue generated by the project financed by the bond or other specified sources of revenue. For example, in the case of a bridge project, proceeds from the tolls would go directly to retiring the bond issue. Thus, unlike general obligation bonds, revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.


       The municipal bonds in which the Funds will invest are subject to one or more of the following quality standards: rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P") or, if unrated, are determined by the Fund's investment adviser to be of comparable quality to such ratings; insured by a municipal bond insurance company which is rated Aa by Moody's or AA by S&P; guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest; or fully collateralized by an escrow of U.S. government securities. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. However, like the higher rated bonds, these securities are considered to be investment grade. If any security owned by a Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or their ratings systems, the Funds will try to use comparable ratings as standards in accordance with the Funds' investment objectives. A description of the rating categories is contained in an Appendix to the Statement of Additional Information.


       The Funds may also invest in:


                participation interests in any of the above obligations. (Participation interests may be purchased from financial institutions such as commercial banks, savings and loan associations and insurance companies, and give a Fund an undivided interest in particular municipal securities.);


                variable rate municipal securities. (Variable rate securities offer interest rates which are tied to a money market rate, usually a published interest rate or interest rate index or the 91-day U.S. Treasury bill rate. Many of these securities are subject to prepayment of principal on demand by the Fund, usually in seven days or less.); and


                municipal leases as described in "Investment Practices and Restrictions", below issued by state and local governments or authorities to finance the acquisition of equipment and facilities.


       During periods when, in the opinion of the Funds investment adviser, a temporary defensive position in the market is appropriate, a Fund may temporarily invest in short-term tax-exempt or taxable investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; bank certificates of deposit; shares of other investment companies; and repurchase agreements. There are no rating requirements applicable to temporary investments. However, the Funds investment adviser will limit temporary investments to those it considers to be of comparable quality to the Funds' primary investments.


       Although the Funds are permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax, where applicable. However, certain temporary investments will generate income which is subject to state taxes. The Funds may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions", below.


EVERGREEN NEW JERSEY TAX-FREE INCOME FUND


       The objective of the EVERGREEN NEW JERSEY TAX FREE INCOME FUND is to seek a high level of income, exempt from Federal and New Jersey personal income taxes. The Fund is available only to investors who reside in New Jersey. There is no assurance that the Fund will achieve its stated objective. The investment objective of the Fund is fundamental and so may not be changed without the approval of a majority of the Fund's shareholders.


       To attain its objective, the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND invests at least 80% of its net assets in municipal securities issued by the State of New Jersey or its counties, municipalities, authorities or other political subdivisions and municipal obligations issued by territories or possessions of the United States, such as Puerto Rico, the interests on which, in the opinion of bond counsel, is exempt from federal and New Jersey personal income taxes. The Fund normally invests in intermediate and long-term municipal securities. Intermediate-term municipal securities generally mature in three to ten years. Long-term municipal securities generally mature in ten to thirty years. The Fund has no maximum or minimum maturity for any individual municipal securities, however, it will maintain a dollar-weighted average portfolio maturity of twenty years or less. If its investment adviser determines that market conditions warrant a shorter average maturity, the Fund's investments will be adjusted accordingly.


       The Fund will only purchase securities rated within the three highest rating categories by Moody's or by S&P and unrated securities of equivalent quality as determined by the investment adviser pursuant to guidelines established by the Trustees. See the Statement of Additional Information for further information in regard to ratings.


       The Fund will seek to invest substantially all of its assets in intermediate and long-term Municipal Obligations. However, under certain circumstances, such as a temporary decline in the issuance of New Jersey obligations, the Fund may invest up to 20% of its assets in the following: short-term municipal securities issued outside of New Jersey (the income from which may be subject to New Jersey income taxes) or certain taxable fixed income securities (the income from which may be subject to federal and New Jersey personal income taxes).


       In addition, under unusual circumstances the Fund reserves the right to invest more than 20% of its assets in securities other than New Jersey Municipal Obligations such as taxable fixed income securities, the interest from which may be subject to Federal and New Jersey personal income taxes. In most instances, however, the Fund will seek to avoid holdings in an effort to provide income that is fully exempt from federal and New Jersey personal income taxes.


       The Fund may also invest in municipal securities issued to finance private activities, whose interest is a preference item for purposes of the Federal alternative minimum tax. Such "private activity bonds" might include industrial development bonds and securities issued to finance project such as solid waste disposal facilities, student loans or water and sewage projects. The Fund currently intends to treat "private activity bonds" as not Federally tax-exempt and accordingly to limit income from "private activity bonds" to no more than 20%. See "Other Information-Dividends, Distributions and Taxes" for further information. The Fund may invest in other municipal securities and may employ additional investment strategies which are discussed in "Investment Practices and Restrictions" below.


Municipal lease obligations. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment would generate tax-exempt income.


Resource recovery bonds. Each Fund may purchase resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.


Zero coupon debt securities. The Funds may ??? zero coupon debt securities do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating their daily dividends, each day the Fund takes into account as income a portion of the difference between these securities' purchase price and their face value. Because they do not pay current income, the prices of zero coupon debt securities can be very volatile when interest rates change.


Securities with Put or Demand Rights. The Funds have the ability to enter into put transactions, sometimes referred to as stand-by commitments, with respect to Municipal Obligations held in their portfolio or to purchase securities which carry a demand feature or put option which permit a Fund, as holder, to tender them back to the issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by each Fund for all such transactions. For a detailed description of put transactions, see "Investment Policies -- Securities with Put Rights" in the Statement of Additional Information.


       The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Funds' acquisition cost of the securities (excluding any accrued interest which the Funds paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by a Fund. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.


       A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although each Fund may sell the underlying securities to a third party at any time. The Funds expect that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, a Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities).

Thus, the aggravate price paid for securities with put rights may be higher than the price that would otherwise be paid.


       A Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the Funds' Adviser, present minimal credit risks. The Funds' Adviser will monitor periodically the creditworthiness of issuers of such obligations held by the Fund. A Funds' ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Funds intend to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


SPECIAL RISK FACTORS RELATED TO INVESTING IN MUNICIPAL OBLIGATIONS


       It should be noted that municipal securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within New Jersey may from time to time have a correspondingly adverse effect on specific issuers within New Jersey or on anticipated revenue to the State itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.


       The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates. In general, the value of bonds tends to appreciate when interest rates decline and depreciate when interest rates rise. An expanded discussion of the risks associated with the purchase of securities issued is contained in the Statement of Additional Information.


EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND


       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND seeks to provide a high level of current income which is exempt from federal income taxes. The term "high-level" indicates that the Fund seeks to achieve an income level that exceeds that which an investor would expect from an investment grade portfolio with similar maturity characteristics. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND invests primarily in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated municipal securities. To varying degrees, medium and lower rated municipal securities, as well as unrated municipal securities, are considered to have speculative characteristics and are subject to greater market fluctuations and risk of loss of income and principal than higher rated securities. To the extent that an investor realizes a yield in excess of that which could be expected from a fund which invests primarily in investment grade securities, the investor should expect to bear increased risk due to the fact that the risk of principal and/or interest not being repaid with respect to the high yield securities described above is significantly greater than that which exists in connection with investment grade securities. In assessing the risk involved in purchasing medium and lower rated and unrated securities, the Fund's investment adviser will use nationally recognized statistical rating organizations such as Moody's and S&P, and will also rely heavily on credit analysis it develops internally. Under normal circumstances, the Fund's dollar-weighted average maturity generally will be fifteen years or more. However, the Fund may invest in securities of any maturity, and if the Fund's investment adviser determines that market conditions warrant a shorter average maturity, the Fund's investments will be adjusted accordingly. In pursuit of its investment objective, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND will, under normal market conditions, invest at least 65% of its total assets in such medium and lower rated municipal securities or unrated municipal securities of comparable quality to such rated municipal bonds. Investors should note that such a policy is not a fundamental policy of the Fund and shareholder approval is not necessary to change such policy. There is no assurance that EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND can achieve its investment objective.


       The Fund will not invest in municipal securities which are in default, i.e., securities rated D by S&P. Investments may also be made by EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND in higher quality municipal bonds and, for temporary defensive purposes, the Fund may invest less than 65% of its total assets in the medium and lower quality municipal securities described above. The Fund may assume a defensive position if, for example, yield spreads between lower grade and investment grade municipal bonds are narrow and the yields available on lower quality municipal securities do not justify the increased risk associated with an investment in such securities or when there is a lack of medium and lower quality issues in which to invest. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may also invest primarily in higher quality municipal obligations until its net assets reach a level that would permit the Fund to begin investing in medium and lower rated municipal bonds and at the same time maintain adequate diversification and liquidity. Investing in this manner may result in yields lower than those normally associated with a fund that invests primarily in medium and lower quality municipal securities.


       During the fiscal year ended August 31, 1995 EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S holdings had the following average credit quality characteristics:


                                             Percent of
Rating                                       Net Assets
Aaa or AAA                                        5.4%
Aa or AA                                           --
A                                                 1.9
Baa or BBB                                       18.3
Ba or BB                                          8.0
Non-rated                                        61.5
     Total                                       95.1%





       The Fund may purchase industrial development bonds only if the interest on such bonds is, in the opinion of bond counsel, exempt from federal income taxes. It is anticipated that the annual portfolio turnover rate for the Fund may exceed 100%. The Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions", below. Also, see the Statement of Additional Information for further information in regard to ratings.


INVESTMENT PRACTICES AND RESTRICTIONS


Risk Factors. Bond yields are dependent on several factors including market conditions, the size of an offering, the maturity of the bond, ratings of the bond and the ability of issuers to meet their obligations. There is no limit on the maturity of the bonds purchased by the Funds. Because the prices of bonds fluctuate inversely in relation to the direction of interest rates, the prices of longer term bonds fluctuate more widely in response to market interest rate changes. A Fund's concentration in securities issued by its designated state and that state's political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. An expanded discussion of the risks associated with the purchase of the designated state's municipal bonds is contained in the Statements of Additional Information.


       Although the Funds, other than EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, will not purchase securities rated below BBB by S&P or Baa by Moody's (i.e., junk bonds), the Funds are not required to dispose of securities that have been downgraded subsequent to their purchase. If the municipal obligations held by a Fund (because of adverse economic conditions in a particular state, for example) are downgraded, the Fund's concentration in securities of that state may cause the Fund to be subject to the risks inherent in holding material amounts of low-rated debt securities in its portfolio. As stated above, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND invests primarily in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated securities. Additional risk factors relating to the investment by EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated securities are discussed below.


Portfolio Turnover. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. See the Statement of Additional Information for further information regarding the practices of the Funds affecting portfolio turnover.


Non-Diversification. Each of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND AND EVERGREEN VIRGINIA MUNICIPAL BOND FUND is a non-diversified portfolio of an investment company and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in a Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Each of the Funds intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") which requires that at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of the total assets may be invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.


Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds' risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Funds may incur costs in disposing of the security which would increase Fund expenses. The Funds Investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.


When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date. The Funds may dispose of a commitment prior to settlement if the Funds investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.


Lending Of Portfolio Securities. In order to generate additional income, the Funds may lend their portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. As a matter of fundamental investment policy, which cannot be changed without shareholder approval, the Funds will not lend any of their assets except portfolio securities up to one-third of the value of their total assets, except for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, which will only lend up to 5% of the value of its assets. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


Investing In Securities Of Other Investment Companies. Each Fund may invest in the securities of other investment companies. This is a short-term measure to invest cash which has not yet been invested in other portfolio instruments and is subject to the following limitations: (1) no Fund will own more than 3% of the total outstanding voting stock of any one investment company, (2) no Fund may invest more than 5% of its total assets in any one investment company and
(3) no Fund may invest more than 10% of its total assets in investment companies in general. The Funds investment adviser will waive its investment advisory fee on assets invested in securities of other open end investment companies.


Borrowing. As a matter of fundamental policy, which may not be changed without shareholder approval, the Funds may not borrow money except as a temporary measure to facilitate redemption requests which might otherwise require the untimely disposition of portfolio investments and for extraordinary or emergency purposes, provided that the aggregate amount of such borrowings shall not exceed one-third of the value of the total net assets at the time of such borrowing.


Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Funds investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Funds investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.


Unseasoned Issuers. The Funds will not invest more than 5% of the value of their total assets in securities of issuers (or guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.


Risk Factors Associated with Medium and Lower Rated and Unrated Municipal Obligations. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND will invest in medium and lower rated or unrated municipal securities. The market for high yield, high risk debt securities rated in the medium and lower rating categories, or which are unrated, is relatively new and its growth has paralleled a long economic expansion. Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of high yield debt securities in the Fund's portfolio, the Fund's net asset value and the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing, than would be the case if investments by the Fund were limited to higher rated securities. These circumstances also may result in a higher incidence of defaults. Yields on medium or lower-rated municipal bonds may not fully reflect the higher risks of such bonds. Therefore, the risk of a decline in market value, should interest rates increase or credit quality concerns develop, may be higher than has historically been experienced with such investments. An investment in EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may be considered more speculative than investment in shares of another fund which invests primarily in higher rated debt securities.


       Prices of high yield debt securities may be more sensitive to adverse economic changes or corporate developments than higher rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of high yield debt securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND deems it appropriate and in the best interests of its shareholders, it may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio entities.


       Because the market for medium or lower rated securities may be thinner and less active than the market for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of medium or lower rated debt securities, especially in a thinly traded market. To the extent the Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Changes in values of debt securities which the Fund owns will affect the Fund's net asset value per share. If market quotations are not readily available for the Fund's lower rated or unrated securities, these securities will be valued by a method that the Trustees believes accurately reflects fair value. Valuation becomes more difficult and judgment plays a greater role in valuing high yield debt securities than with respect to securities for which more external sources of quotations and last sale information are available.


       Special tax considerations are associated with investing in high yield debt securities structured as zero coupon or pay-in-kind securities. A Fund investing in such securities accrues income on these securities prior to the receipt of cash payments. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND must distribute substantially all of its income to shareholders to qualify for pass through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.


       While credit ratings are only one factor EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S investment adviser relies on in evaluating high yield debt securities, certain risks are associated with using credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit rating agencies may fail to change in timely manner the credit ratings to reflect subsequent events; however, the Fund's investment adviser continuously monitors the issuers of high yield debt securities in the Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. Achievement of EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S investment objective may be more dependent upon the Fund's investment adviser and the credit analysis capability of the Fund's investment adviser, than is the case for higher quality debt securities. Credit ratings for individual securities may change from time to time and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may retain a portfolio security whose rating has been changed. See the Statement of Additional Information for a description of bond and note ratings.


Transactions in Options and Futures. The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market or interest rate risk, and the Funds do not use these transactions for speculation or leverage. The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Funds may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.


       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered"options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered"with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.


       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.


       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.


       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may also enter into financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest rates or securities prices. A futures contract on securities is an agreement to buy or sell securities during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.


       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may sell or purchase other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.


Risk Characteristics Of Options And Futures. Although options and futures transactions are intended to enable the Funds to manage market or interest rate risks, these investment devices can be highly volatile, and the Funds use of them can result in poorer performance (i.e., the Funds return may be reduced). The Funds attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Funds investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.


       A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although each Fund may sell the underlying securities to a third party at any time. The Funds expect that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, a Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggravate price paid for securities with put rights may be higher than the price that would otherwise be paid.


       A Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the Funds' Adviser, present minimal credit risks. The Funds' Adviser will monitor periodically the creditworthiness of issuers of such obligations held by the Fund. A Funds' ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Funds intend to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


SPECIAL RISK FACTORS RELATED TO INVESTING IN MUNICIPAL OBLIGATIONS


       It should be noted that municipal securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within New Jersey may from time to time have a correspondingly adverse effect on specific issuers within New Jersey or on anticipated revenue to the State itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.


       The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates. In general, the value of bonds tends to appreciate when interest rates decline and depreciate when interest rates rise. An expanded discussion of the risks associated with the purchase of securities issued is contained in the Statement of Additional Information.


                            MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER


       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is headquartered in Charlotte, North Carolina, and had $96.7 billion in consolidated assets as of December 31, 1995. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses through offices in 36 states. CMG manages or otherwise oversees the investment of over $36 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust (formerly known as First Union Funds). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.


       CMG manages investments and supervises the daily business affairs of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of the average daily net assets of each Fund, other than EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, from which it is entitled to receive an annual fee equal to .60 of 1% of average daily net assets and EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, from which it is entitled to receive an annual fee based on the average daily net assets of the Fund calculated as follows: up to $500 million -- .50 of 1%; in excess of $500 million up to $1 million -- .45 of 1%;
in excess of $1 billion up to $ 1.5 billion -- .35 of 1%. The total annualized operating expenses of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for the fiscal year ended August 31, 1995 are set forth in the section entitled "Financial Highlights". Evergreen Asset Management Corp. ("Evergreen Asset"), a subsidiary of FUNB, serves as administrator to each Fund and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz Incorporated, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator for each Fund and is entitled to receive a fee from each Fund calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $1 billion as of September 30, 1995. Prior to January 1, 1996, First Fidelity Bank, N.A. ("First Fidelity") served as investment adviser to EVERGREEN NEW JERSEY TAX-FREE INCOME FUND. CMG succeeded to the mutual funds advisory business of First Fidelity in connection with the acquisition of First Fidelity by a subsidiary of First Union.


       Robert S. Drye is a Vice President of FUNB, and has been with FUNB since 1968. Since 1989, Mr. Drye has served as a portfolio manager for several of the series of Evergreen Investment Trust and for certain common trust funds. Prior to 1989, Mr. Drye was a marketing specialist with First Union Brokerage Services, Inc. Mr. Drye has managed the EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND since its inception in 1994 and the EVERGREEN FLORIDA MUNICIPAL BOND FUND since its inception in 1993. Richard K. Marrone is a Vice President of FUNB. Mr. Marrone joined FUNB in 1993 with eleven years experience managing fixed income assets at Woodbridge Capital Management, a subsidiary of Comerica Bank, N.A. Mr. Marrone is responsible for the portfolio management of several series of Evergreen Investment Trust and certain common trust funds. Mr. Marrone has served as portfolio manager of the EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND since 1993, the EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND since its inception in 1995 and EVERGREEN GEORGIA MUNICIPAL BOND FUND since its inception in 1993. Charles E. Jeanne joined FUNB in 1993. Prior to joining FUNB, Mr. Jeanne served as a trader/portfolio manager for First American Bank where he was responsible for individual accounts and common trust funds. Mr. Jeanne has been the portfolio manager for the EVERGREEN VIRGINIA MUNICIPAL BOND FUND since its inception in 1993. Jocelyn Turner is a Municipal Bond Portfolio Manager for CMG and has managed the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND since 1992. Ms. Turner was previously employed as a Vice President, Municipal Bond Portfolio Manager at One Federal Asset Management, Boston, MA since 1987.


                       PURCHASE AND REDEMPTION OF SHARES


HOW TO BUY SHARES


       Eligible investors may purchase Fund shares at net asset value by mail or wire as described below. The Funds impose no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG Evergreen Asset or their affiliates. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investors may make subsequent investments by establishing a Systematic Investment Plan or a Telephone Investment Plan.


Purchases by Mail or Wire. Each investor must complete the Share Purchase Application and mail it, together with a check made payable to the Fund whose shares are being purchased, to State Street Bank and Trust Company ("State Street") at P.O. Box 9021, Boston, Massachusetts 02205-9827. Checks not drawn on U.S. banks will be subject to foreign collection which will delay an investor's investment date and will be subject to processing fees.


       When making subsequent investments, an investor should either enclose the return remittance portion of the statement, or indicate on the face of the check, the name of the Fund in which an investment is to be made, the exact title of the account, the address, and the Fund account number. Purchase requests should not be sent to a Fund in New York. If they are, the Fund must forward them to State Street, and the request will not be effective until State Street receives them.


       Initial investments may also be made by wire by (i) calling State Street at 800-423-2615 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street, as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Custodian and Shareholder Services. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed Application must also be sent to State Street indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.


How the Funds Value Their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The Exchange is closed on New Year's Day, Presidents Day, Good

Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair market value.


Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds.


       A Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen mutual funds. Although not currently anticipated, each Fund reserves the right to suspend the offer of shares for a period of time.


       Shares of each Fund are sold at the net asset value per share next determined after a shareholder's order is received. Investments by federal funds wire or by check will be effective upon receipt by State Street. Qualified institutions may telephone orders for the purchase of Fund shares. Investors may also purchase shares through a broker/dealer, which may charge a fee for the service.


HOW TO REDEEM SHARES


       You may "redeem", i.e., sell your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.


       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling State Street (800-423-2615) between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.


       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.


General. The sale of shares is a taxable transaction for Federal tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.


EXCHANGE PRIVILEGE


How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen mutual funds by telephone or mail as described below. An exchange which represents an initial investment in another Evergreen mutual fund must amount to at least $1,000. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. Exchanges are subject to minimum investment and suitability requirements.


       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Each Fund imposes a fee of $5 per exchange on shareholders who exchange in excess of four times per calendar year. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold. Exchanges by Telephone and Mail. You may exchange shares with a value of $1,000 or more by telephone by calling State Street (800-423-2615). Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.


SHAREHOLDER SERVICES


       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, Evergreen Funds Distributor, Inc. ("EFD"), the distributor of the Funds, or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application. Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25.


Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.


Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds' Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $100. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.


EFFECT OF BANKING LAWS


       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.


       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.


                               OTHER INFORMATION


DIVIDENDS, DISTRIBUTIONS AND TAXES


       Income dividends are declared daily and paid monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders will begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code (the "Code"). While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any Federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.


       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for Federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax.


       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest Federal income tax rate applicable to net long-term gains realized by individuals is 28%. The rate applicable to corporations is 35%.

       Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.


       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Share Purchase Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.


       EVERGREEN FLORIDA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. Florida does not currently impose tax on individuals. Thus, individual shareholders of the Funds will not be subject to any Florida state income tax on distributions received from the Funds. However, certain distributions will be taxable to corporate shareholders which are subject to Florida corporate income tax. Florida currently imposes an intangible tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents. Certain types of tax exempt securities of Florida issuers, U.S. government securities and tax exempt securities issued by certain U.S. territories and possessions are exempt from this intangible tax. Shares of the Funds will also be exempt from the Florida intangible tax if the portfolio consists exclusively of securities which are not so exempt on the last business day of the calendar year, however, only the portion of the shares of the Funds which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangible tax, and the remaining portion of such shares will be fully subject to the intangible tax, even if they partly relate to Florida tax exempt securities.


       EVERGREEN GEORGIA MUNICIPAL BOND FUND. Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or (2) interest on obligations of the United States or of any other issuer whose obligations are exempt from state income taxes under federal tax. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax. For purposes of the Georgia intangible tax, shares of the Fund likely are taxable (at the rate of 10 cents per $1,000 in value of the shares held on January 1 of each year) to shareholders who are otherwise subject to such tax.


       EVERGREEN NEW JERSEY TAX-FREE INCOME FUND. In any year in which the Fund satisfies the requirements for treatment as a "qualified investment fund" under New Jersey law, distribution from the Fund will be exempt from the New Jersey Gross Income Tax to the extent such distributions are attributable to interest or gains from (i) obligations issued by or on behalf of the State of New Jersey or any country, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey or (ii) obligations that are otherwise statutorily exempt from state or local taxation or under the laws of the United States. Any gains realized on the sale or redemption of shares held in a qualified investment fund are also exempt from the New Jersey Gross Income Tax.


       EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND. Under existing North Carolina law, shareholders of the Fund will not be subject to individual or corporate North Carolina income taxes on distributions from the Fund to the extend that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations issued by North Carolina and political subdivisions thereof or (2) interest on obligations of the United States or its territories or possessions. Distributions, if any, derived from capital gains or other sources generally will be taxable for North Carolina income tax purposes to shareholders of the Fund who are subject to the North Carolina income tax.


       EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND. Under existing South Carolina law, shareholders of the Fund will not be subject to individual or corporate South Carolina income taxes on Fund distributions to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations of the State of South Carolina, or any of its political subdivisions, (2) interest on obligations of the United States, or (3) interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. Distributions, if any, derived from capital gains or other sources, generally will be taxable for South Carolina income tax purposes to shareholders of the Fund who are subject to South Carolina income tax.

       EVERGREEN VIRGINIA MUNICIPAL BOND FUND. Under existing Virginia law, shareholders of the Fund will not be subject to individual or corporate Virginia income taxes on distributions received from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to interest earned on (1) obligations issued by a territory or possession of the United States or any subdivision thereof which federal law exempts from state income taxes. Distributions, if any, derived from capital gains or other sources generally will be taxable for Virginia income tax purposes to shareholders of the Fund who are subject to Virginia income tax.


       Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.


       A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.


                               OTHER INFORMATION


GENERAL INFORMATION


Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


Organization. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND is a separate investment series of The Evergreen Municipal Trust, a Massachusetts business trust organized in 1988. EVERGREEN NEW JERSEY TAX-FREE INCOME FUND is a separate investment series of The Evergreen Tax Free Trust (formerly FFB Funds Trust), a Massachusetts business trust organized in 1985. EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND AND EVERGREEN VIRGINIA MUNICIPAL BOND FUND are each separate investment series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.


       A shareholder in each class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional classes of shares for any existing or future series. If an additional series or class were established in a Fund, each share of the series or class would normally be entitled to one vote for all purposes. Generally, shares of each series and class would vote together as a single class on matters, such as the election of Trustees, that affect each series and class in substantially the same manner. Class A, B and Y shares have identical voting, dividend, liquidation and other rights, except that each class bears, to the extent applicable, its own distribution, shareholder service and transfer agency expenses as well as any other expenses applicable only to a specific class. Each class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.


Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares.


Principal Underwriter. EFD, an affiliate of Furman Seiz LLC, located 230 Park Avenue, New York, New York 10169, is the principal underwriter of the Funds. Furman Selz LLC also acts as sub-administrator to the Funds.


Other Classes of Shares. Each Fund currently offers three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares.


Performance Information. A Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on Securities and Exchange Commission ("SEC") formulas and are not intended to indicate future performance.


       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.


       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all a Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.


       A Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.


       Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.


Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which each Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.


Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                   APPENDIX A -- FLORIDA RISK CONSIDERATIONS


       The following is a summary of economic factors which may affect the ability of the municipal issuers of Florida obligations to repay general obligation and revenue bonds. Such information is derived from sources that are generally available to investors and is believed by the Funds to be accurate, but has not been independently verified and may not be complete. Under current law, the State of Florida is required to maintain a balanced budget such that current expenses are met from current revenues. Florida does not currently impose a tax on personal income but does impose taxes on corporate income derived from activities within the state. In addition, Florida imposes an ad valorem tax as well as sales and use taxes. These taxes are the principal sources of funds to meet state expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the state, without recourse to any specific project or related revenue source.


       On November 3, 1992, Florida voters approved an amendment to the state constitution which limits the annual growth in the assessed valuation of residential property and which, over time, could constrain the growth in property taxes, a major revenue source for local governments. The amendment restricts annual increases in assessed valuation to the lesser of 3% or the Consumer Price Index. The amendment applies only to residential properties eligible for the homestead exemption and does not affect the valuation of rental, commercial, or industrial properties. When sold, residential property would be reassessed at market value. The amendment became effective January 1, 1993. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions which may have a negative impact on the prices of affected bonds.


       Many of the bonds in which the Funds invest were issued by various units of local government in the State of Florida. In addition, most of these bonds are revenue bonds where the security interest of the bond holders typically is limited to the pledge of revenues or special assessments flowing from the project financed by the bonds. Projects include, but are not limited to, water and waste water utilities, drainage systems, roadways, and other development-related infrastructures. Therefore, the capacity of these issuers to repay their obligations may be affected by variations in the Florida economy.


       Since 1970, Florida has been one of the fastest growing states in the nation. Average annual population growth over the last 20 years was 320,000. During this period only California and Texas grew more rapidly. In terms of total population, Florida moved from the ninth most populous state in 1970 to fourth today.


       This rapid and sustained pace of population growth has given rise to sharp increases in construction activity and to the need for roads, drainage systems, and utilities to serve the burgeoning population. In turn this has driven the growth in the volume of revenue bond debt outstanding.


       The pace of growth, however, has not been steady. During economic expansions, Florida's population growth has exceeded 500,000 people per year, but in recessions growth has slowed to 120,000 per year. The variations in construction activity over the course of business cycles is also very large. Although the amplitude of the swings during business cycles is large, the duration of downturns in Florida's growth has been short. Historically, depressed levels of growth have lasted only a year or two at most. Furthermore, Florida's cycles have not been periods of growth or decline. Instead, what has occurred are periods of more growth or less growth.


       Florida's ability to meet increasing expenses will be dependent in part upon the state's ability to foster business and economic growth. During the past decade, Florida has experienced significant increases in the technology-based and other light industries and in the service sector. This growth has diversified the state's overall economy, which at one time was dominated by the citrus and tourism industries. The state's economic and business growth could be restricted, however, by the natural limitations of environmental resources and the state's ability to finance adequate public facilities such as roads and schools.

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288

  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827


  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036


  INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219
      EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND

  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

  DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169


                                                                     536126rev02